UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
July 31, 2017

Emerging Markets Debt - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 84.6%
Algeria — 0.6%
GTH Finance BV, 7.25%, 4/26/23(1)	200,000	224,310
Argentina — 2.9%
Cablevision SA, 6.50%, 6/15/21(1)	500,000	531,250
Pampa Energia SA, 7.50%, 1/24/27	200,000	208,000
YPF SA, 8.50%, 7/28/25	300,000	334,500
		1,073,750
Bangladesh — 1.1%
Banglalink Digital Communications Ltd., 8.625%, 5/6/19	400,000	419,640
Brazil — 5.5%
BRF GmbH, 4.35%, 9/29/26	300,000	287,250
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)	200,000	198,875
Petrobras Global Finance BV, 3.00%, 1/15/19	1,000,000	1,001,000
Petrobras Global Finance BV, 8.75%, 5/23/26	500,000	588,750
		2,075,875
Chile — 3.3%
Cencosud SA, 5.15%, 2/12/25	300,000	320,676
Engie Energia Chile SA, 4.50%, 1/29/25	400,000	419,855
Transelec SA, 3.875%, 1/12/29	300,000	294,744
VTR Finance BV, 6.875%, 1/15/24	200,000	213,750
		1,249,025
China — 7.6%
Baidu, Inc., 2.75%, 6/9/19	200,000	202,602
China Overseas Finance Cayman III Ltd., 3.375%, 10/29/18	500,000	507,404
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	200,000	208,142
CITIC Ltd., MTN, 6.80%, 1/17/23	200,000	235,076
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	300,000	298,967
CNPC General Capital Ltd., 2.75%, 5/14/19	400,000	403,303
CRCC Yuxiang Ltd., 3.50%, 5/16/23	200,000	203,965
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	201,242
Sinopec Group Overseas Development 2016 Ltd., 2.125%, 5/3/19	400,000	399,528
State Grid Overseas Investment 2016 Ltd., 3.50%, 5/4/27(1)	200,000	200,706
		2,860,935
Colombia — 5.6%
Banco de Bogota SA, 6.25%, 5/12/26(1)	200,000	214,940
Banco de Bogota SA, 4.375%, 8/3/27(1)(2)	300,000	298,125
Bancolombia SA, 5.125%, 9/11/22	300,000	315,150
Ecopetrol SA, 5.875%, 5/28/45	300,000	282,660
Grupo Aval Ltd., 4.75%, 9/26/22	250,000	256,250
Millicom International Cellular SA, 6.625%, 10/15/21	400,000	416,413
SUAM Finance BV, 4.875%, 4/17/24	300,000	318,750
		2,102,288
Dominican Republic — 0.9%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29(1)	300,000	323,955
Guatemala — 0.6%
Comcel Trust via Comunicaciones Celulares SA, 6.875%, 2/6/24	200,000	211,700
Hong Kong — 2.0%
Bank of East Asia Ltd. (The), MTN, VRN, 4.25%, 11/20/19	200,000	202,842

China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	200,000	220,368
CK Hutchison International 17 Ltd., 3.50%, 4/5/27	200,000	204,746
Hutchison Whampoa International 09 Ltd., 7.625%, 4/9/19	100,000	109,014
		736,970
India — 2.4%
Bharti Airtel International (Netherlands) BV, 5.125%, 3/11/23	200,000	211,115
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	218,873
ONGC Videsh Ltd., 4.625%, 7/15/24	200,000	213,558
Reliance Industries Ltd., 4.125%, 1/28/25	250,000	259,751
		903,297
Indonesia — 1.1%
TBG Global Pte Ltd., 5.25%, 2/10/22	400,000	414,593
Israel — 0.6%
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	200,000	215,334
Kuwait — 0.8%
Kuwait Projects Co. SPC Ltd., 5.00%, 3/15/23	300,000	320,890
Malaysia — 0.5%
Malayan Banking Bhd, MTN, VRN, 3.25%, 9/20/17	200,000	200,213
Mexico — 8.1%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)	300,000	301,500
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/26	300,000	304,050
BBVA Bancomer SA, 4.375%, 4/10/24	700,000	732,375
Cemex Finance LLC, 9.375%, 10/12/22	300,000	319,350
Mexichem SAB de CV, 5.875%, 9/17/44	200,000	203,675
Petroleos Mexicanos, 5.50%, 1/21/21	400,000	429,300
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	220,450
Southern Copper Corp., 7.50%, 7/27/35	400,000	513,071
		3,023,771
Morocco — 0.6%
OCP SA, 5.625%, 4/25/24	200,000	216,676
Nigeria — 3.6%
Guaranty Trust Bank plc, MTN, 6.00%, 11/8/18	200,000	203,752
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	650,000	669,500
Zenith Bank plc, 7.375%, 5/30/22(1)	500,000	495,500
		1,368,752
Panama — 0.8%
Banco General SA, 4.125%, 8/7/27(1)(2)	300,000	297,189
Peru — 2.8%
Banco de Credito del Peru, 2.25%, 10/25/19(1)	200,000	200,650
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/24	200,000	222,000
Kallpa Generacion SA, 4.875%, 5/24/26	200,000	211,750
Transportadora de Gas del Peru SA, 4.25%, 4/30/28	400,000	416,500
		1,050,900
Philippines — 0.6%
Alliance Global Group (Cayman Islands), Inc., 6.50%, 8/18/17	100,000	100,355
FPT Finance Ltd., 6.375%, 9/28/20	100,000	108,937
		209,292
Qatar — 4.2%
Nakilat, Inc., 6.27%, 12/31/33	208,550	242,961
Ooredoo Tamweel Ltd., 3.04%, 12/3/18	600,000	603,929
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19	400,000	433,438
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	250,000	285,625
		1,565,953

Republic of Korea — 1.6%
Hyundai Capital America, 2.55%, 2/6/19	200,000	201,182
KEB Hana Bank, MTN, 4.375%, 9/30/24	200,000	209,365
Woori Bank, MTN, 4.75%, 4/30/24	200,000	210,186
		620,733
Russia — 5.6%
Credit Bank of Moscow Via CBOM Finance plc, 7.70%, 2/1/18	400,000	408,385
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	200,000	221,364
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37	200,000	237,024
Lukoil International Finance BV, 6.125%, 11/9/20	200,000	217,728
Lukoil International Finance BV, 4.75%, 11/2/26(1)	300,000	309,371
Novolipetsk Steel via Steel Funding DAC, 4.50%, 6/15/23	200,000	204,761
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22	300,000	311,288
VimpelCom Holdings BV, 5.20%, 2/13/19	200,000	206,191
		2,116,112
Singapore — 1.9%
DBS Bank Ltd., MTN, VRN, 3.625%, 9/21/17	300,000	300,638
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19	200,000	205,773
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/19	200,000	204,479
		710,890
South Africa — 1.1%
MTN Mauritius Investment Ltd., 6.50%, 10/13/26(1)	400,000	417,870
Thailand — 1.1%
Bangkok Bank PCL, 3.875%, 9/27/22	200,000	210,314
Siam Commercial Bank PCL, MTN, 3.50%, 4/7/19	200,000	204,013
		414,327
Trinidad and Tobago — 0.6%
Columbus Cable Barbados Ltd., 7.375%, 3/30/21	200,000	214,000
Turkey — 13.3%
Akbank TAS, 3.875%, 10/24/17	400,000	401,416
Finansbank AS, 4.875%, 5/19/22(1)	200,000	199,888
Finansbank AS, MTN, 6.25%, 4/30/19	200,000	208,725
Tupras Turkiye Petrol Rafinerileri AS, 4.125%, 5/2/18	800,000	807,275
Turk Telekomunikasyon AS, 3.75%, 6/19/19	300,000	303,980
Turkiye Garanti Bankasi AS, 4.00%, 9/13/17	1,150,000	1,152,675
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)	300,000	313,456
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(1)	600,000	600,841
Turkiye Is Bankasi, 3.75%, 10/10/18	200,000	200,370
Turkiye Is Bankasi, 6.125%, 4/25/24(1)	300,000	306,563
Yapi ve Kredi Bankasi AS, 5.25%, 12/3/18	200,000	204,322
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(1)	300,000	301,836
		5,001,347
Ukraine — 0.6%
MHP SA, 8.25%, 4/2/20	200,000	213,829
United Arab Emirates — 2.6%
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23	200,000	201,989
Abu Dhabi National Energy Co. PJSC, MTN, 5.875%, 12/13/21	300,000	333,092
ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23	200,000	207,688
DP World Ltd., MTN, 6.85%, 7/2/37	200,000	243,269
		986,038
TOTAL CORPORATE BONDS (Cost $31,158,862)		31,760,454

SOVEREIGN GOVERNMENTS AND AGENCIES — 8.4%
Argentina — 0.8%
Provincia de Buenos Aires, 7.875%, 6/15/27		300,000	306,778
China — 0.8%
Avi Funding Co. Ltd., MTN, 3.80%, 9/16/25		300,000	308,457
Mexico — 6.2%
Mexico Cetes, 0.00%, 10/12/17(3)	MXN	420,000,000	2,330,332
Saudi Arabia — 0.6%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$200,000	197,089
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,019,920)			3,142,656
COMMON STOCKS — 0.1%
Colombia — 0.1%
Frontera Energy Corp.(4) (Cost $202,817)		1,039	28,676
TEMPORARY CASH INVESTMENTS — 6.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $1,062,918), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $1,042,251)			1,042,226
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 11/15/46, valued at $1,212,013), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $1,184,011)			1,184,000
U.S. Treasury Bills, 0.64%, 8/10/17(5)(6)		100,000	99,977
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,326,211)			2,326,203
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $36,707,810)			37,257,989
OTHER ASSETS AND LIABILITIES — 0.7%			264,010
TOTAL NET ASSETS — 100.0%			$37,521,999

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,229,895	MXN	40,401,627	JPMorgan Chase Bank N.A.	9/21/17	(21,477)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
11	U.S. Treasury 2-Year Notes	September 2017	2,379,781	(713)
51	U.S. Treasury 5-Year Notes	September 2017	6,025,571	(4,263)
7	U.S. Treasury Long Bonds	September 2017	1,070,781	(2,203)
			9,476,133	(7,179)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
10	U.S. Treasury 10-Year Ultra Notes	September 2017	1,350,469	1,181

CREDIT DEFAULT SWAP AGREEMENTS*
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)**
Bank of America N.A. / Markit CDX Emerging Markets Index Series 27	1,500,000	Buy	1.00	6/20/22	61,280	(2,255)	59,025
Bank of America N.A. / Colombia Government International Bond	500,000	Buy	1.00	12/20/21	10,969	(9,091)	1,878
Barclays Bank plc / Korea International Bond	1,000,000	Buy	1.00	12/20/21	(23,525)	2,247	(21,278)
					48,724	(9,099)	39,625

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
**The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
MTN	-	Medium Term Note
MXN	-	Mexican Peso
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $7,019,990, which represented 18.7% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Security is a zero-coupon bond.

(4)	Non-income producing.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $66,982.

(6)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	31,760,454	—
Sovereign Governments and Agencies	—	3,142,656	—
Common Stocks	28,676	—	—
Temporary Cash Investments	—	2,326,203	—
	28,676	37,229,313	—
Other Financial Instruments
Futures Contracts	1,181	—	—
Swap Agreements	—	60,903	—
	1,181	60,903	—
Liabilities
Other Financial Instruments
Futures Contracts	7,179	—	—
Swap Agreements	—	21,278	—
Forward Foreign Currency Exchange Contracts	—	21,477	—
	7,179	42,755	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$36,707,810
Gross tax appreciation of investments	$764,080
Gross tax depreciation of investments	(213,901)
Net tax appreciation (depreciation) of investments	$550,179

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
July 31, 2017

Global Bond - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 46.7%
Argentina — 0.1%
Argentine Republic Government International Bond, 7.50%, 4/22/26		550,000	592,350
Argentine Republic Government International Bond, 6.875%, 1/26/27		800,000	824,000
			1,416,350
Australia — 1.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	14,320,000	11,697,119
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,100,000	3,256,754
			14,953,873
Austria — 0.8%
Republic of Austria Government Bond, 3.50%, 9/15/21(1)	EUR	4,480,000	6,139,565
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	1,740,000	2,084,849
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,074,000	1,910,999
			10,135,413
Belgium — 0.5%
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	3,173,000	4,238,695
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,100,000	1,979,220
			6,217,915
Brazil†
Brazilian Government International Bond, 2.625%, 1/5/23		488,000	460,672
Canada — 2.1%
Canadian Government Bond, 4.00%, 6/1/41	CAD	4,150,000	4,237,211
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	7,095,000	5,995,732
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	8,370,000	6,871,832
Province of Quebec Canada, 3.00%, 9/1/23	CAD	6,672,000	5,560,016
Province of Quebec Canada, 5.75%, 12/1/36	CAD	3,900,000	4,285,487
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,774,000	1,492,744
			28,443,022
Chile†
Chile Government International Bond, 3.25%, 9/14/21		300,000	313,320
Colombia — 0.2%
Colombia Government International Bond, 7.375%, 9/18/37		2,100,000	2,734,200
Czech — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	28,900,000	1,628,084
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/27	DKK	17,200,000	2,693,296
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	450,262
			3,143,558
Dominican Republic — 0.2%
Dominican Republic International Bond, 6.875%, 1/29/26		1,900,000	2,170,750
Dominican Republic International Bond, 5.95%, 1/25/27(1)		800,000	856,968
			3,027,718
Egypt — 0.2%
Egypt Government International Bond, 5.75%, 4/29/20		1,000,000	1,038,711
Egypt Government International Bond, 6.125%, 1/31/22(1)		600,000	620,160
Egypt Government International Bond, 7.50%, 1/31/27(1)		600,000	646,188
			2,305,059

Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	2,540,000	3,858,567
France — 4.7%
French Republic Government Bond OAT, 0.00%, 5/25/21(2)	EUR	27,440,000	32,826,277
French Republic Government Bond OAT, 3.25%, 10/25/21	EUR	1,795,000	2,439,094
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	7,612,000	9,910,141
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	5,772,000	10,282,850
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,787,000	7,512,402
			62,970,764
Germany — 3.8%
Bundesobligation, 0.00%, 10/8/21(2)	EUR	5,580,000	6,706,167
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	1,410,000	1,710,848
Bundesrepublik Deutschland, 0.00%, 8/15/26(2)	EUR	16,860,000	19,236,671
Bundesrepublik Deutschland, 0.25%, 2/15/27	EUR	10,510,000	12,173,288
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	3,170,000	5,412,026
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	1,265,000	2,589,945
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	2,044,000	3,091,325
			50,920,270
Hungary — 0.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF	126,000,000	648,324
Hungary Government International Bond, 7.625%, 3/29/41		500,000	760,291
			1,408,615
Indonesia — 0.1%
Indonesia Government International Bond, 4.75%, 1/8/26(1)		1,000,000	1,081,612
Ireland — 0.3%
Ireland Government Bond, 3.40%, 3/18/24	EUR	3,163,000	4,485,604
Italy — 3.6%
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	21,285,000	25,219,397
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	12,381,000	14,877,429
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	4,568,000	6,950,339
Republic of Italy Government International Bond, 6.875%, 9/27/23		120,000	143,400
			47,190,565
Japan — 13.6%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	3,400,650,000	32,282,619
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	3,176,700,000	30,251,314
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,199,350,000	26,703,622
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,163,600,000	13,525,571
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	1,540,350,000	15,982,392
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	5,713,500,000	61,726,317
			180,471,835
Malaysia — 0.2%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	13,250,000	3,071,660
Mexico — 1.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	92,880,000	5,164,652
Mexico Government International Bond, 4.125%, 1/21/26		300,000	314,850
Mexico Government International Bond, 4.15%, 3/28/27		3,900,000	4,076,475
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	500,000,000	4,492,951
			14,048,928
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		1,500,000	1,551,818
Netherlands — 1.0%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	5,415,000	6,483,628
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	3,915,000	4,630,038

Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	1,338,000	2,113,785
			13,227,451
New Zealand — 0.5%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	8,755,000	6,895,224
Norway — 5.7%
Norway Government Bond, 3.75%, 5/25/21(1)	NOK	538,663,000	75,719,379
Panama — 0.2%
Panama Government International Bond, 6.70%, 1/26/36		2,000,000	2,617,000
Paraguay — 0.1%
Paraguay Government International Bond, 5.00%, 4/15/26(1)		500,000	534,375
Peru — 0.1%
Peruvian Government International Bond, 4.125%, 8/25/27		1,200,000	1,317,600
Peruvian Government International Bond, 6.55%, 3/14/37		350,000	466,375
			1,783,975
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		1,000,000	1,346,382
Poland — 0.2%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	8,910,000	2,631,237
Republic of Poland Government International Bond, 4.00%, 1/22/24		500,000	535,543
			3,166,780
Russia — 0.2%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		1,500,000	2,637,426
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		1,300,000	1,281,077
Senegal — 0.1%
Senegal Government International Bond, 6.25%, 5/23/33(1)		1,500,000	1,545,375
Serbia — 0.1%
Serbia International Bond, 7.25%, 9/28/21(1)		800,000	929,316
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	1,910,000	1,511,249
South Africa — 0.2%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	32,700,000	2,459,497
Republic of South Africa Government International Bond, 4.67%, 1/17/24		250,000	255,802
			2,715,299
Spain — 1.8%
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	5,365,000	7,000,950
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	7,290,000	8,975,285
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,892,000	3,030,471
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	2,834,000	4,889,356
			23,896,062
Sweden — 0.3%
Sweden Government Bond, 2.50%, 5/12/25	SEK	24,500,000	3,493,136
Switzerland — 0.5%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,200,000	5,985,166
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	690,000	990,362
			6,975,528
Thailand — 0.3%
Thailand Government Bond, 3.85%, 12/12/25	THB	110,800,000	3,698,213
Turkey — 0.2%
Turkey Government International Bond, 3.25%, 3/23/23		180,000	170,971
Turkey Government International Bond, 4.25%, 4/14/26		500,000	481,260
Turkey Government International Bond, 6.00%, 3/25/27		1,200,000	1,294,630
			1,946,861

United Kingdom — 1.5%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	1,085,000	1,515,143
United Kingdom Gilt, 4.50%, 12/7/42	GBP	8,026,000	16,173,804
United Kingdom Gilt, 4.25%, 12/7/55	GBP	1,119,000	2,505,679
			20,194,626
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $589,953,819)			621,954,156
CORPORATE BONDS — 31.0%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.20%, 10/30/22		330,000	328,859
Lockheed Martin Corp., 3.55%, 1/15/26		670,000	700,098
Lockheed Martin Corp., 3.80%, 3/1/45		240,000	236,384
Rockwell Collins, Inc., 4.35%, 4/15/47		310,000	327,368
United Technologies Corp., 3.125%, 5/4/27		200,000	202,722
United Technologies Corp., 5.70%, 4/15/40		380,000	478,432
United Technologies Corp., 3.75%, 11/1/46		100,000	98,438
			2,372,301
Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		1,800,000	1,878,750
Tenneco, Inc., 5.00%, 7/15/26		1,520,000	1,550,400
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		1,000,000	1,028,750
			4,457,900
Automobiles — 0.5%
Ford Motor Co., 4.35%, 12/8/26		370,000	383,224
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		210,000	215,268
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		1,360,000	1,520,406
General Motors Co., 5.00%, 4/1/35		310,000	316,998
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,210,000	1,223,436
General Motors Financial Co., Inc., 3.20%, 7/6/21		510,000	518,759
General Motors Financial Co., Inc., 5.25%, 3/1/26		800,000	869,366
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		20,000	20,450
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)		980,000	991,025
			6,058,932
Banks — 6.5%
Bank of America Corp., MTN, 5.625%, 7/1/20		3,000,000	3,289,965
Bank of America Corp., MTN, 4.00%, 4/1/24		250,000	264,344
Bank of America Corp., MTN, 4.20%, 8/26/24		300,000	314,144
Bank of America Corp., MTN, 4.00%, 1/22/25		1,390,000	1,433,829
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		250,000	266,888
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)		250,000	250,320
Barclays plc, 4.375%, 1/12/26		200,000	209,549
Barclays plc, 4.95%, 1/10/47		400,000	440,532
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	2,000,000	2,465,206
BPCE SA, 3.00%, 5/22/22(1)		790,000	799,640
BPCE SA, 5.15%, 7/21/24(1)		300,000	323,135
BPCE SA, VRN, 2.75%, 7/8/21	EUR	1,700,000	2,151,550
Branch Banking & Trust Co., 3.625%, 9/16/25		337,000	352,014
Branch Banking & Trust Co., 3.80%, 10/30/26		10,000	10,600
Capital One Financial Corp., 4.20%, 10/29/25		1,850,000	1,894,019
Citigroup, Inc., 2.90%, 12/8/21		600,000	609,115
Citigroup, Inc., 2.75%, 4/25/22		1,350,000	1,355,490
Citigroup, Inc., 4.05%, 7/30/22		1,850,000	1,942,121
Citigroup, Inc., 4.45%, 9/29/27		1,030,000	1,086,131
Commerzbank AG, 8.125%, 9/19/23(1)		280,000	340,407

Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	1,550,000	2,018,355
Cooperatieve Rabobank UA, 3.875%, 2/8/22		680,000	724,988
Cooperatieve Rabobank UA, 3.95%, 11/9/22		500,000	526,895
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	1,500,000	1,878,494
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	5,875,000	7,775,682
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	1,550,000	2,085,752
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	3,410,000	5,161,570
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	8,050,000	10,662,878
Finansbank AS, 4.875%, 5/19/22(1)		2,000,000	1,998,878
Finansbank AS, MTN, 6.25%, 4/30/19		1,850,000	1,930,706
HBOS plc, MTN, 6.75%, 5/21/18(1)		400,000	414,866
Huntington Bancshares, Inc., 2.30%, 1/14/22		400,000	396,101
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)		520,000	524,060
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		680,000	694,954
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	1,200,000	1,770,308
JPMorgan Chase & Co., 4.625%, 5/10/21		3,230,000	3,499,275
JPMorgan Chase & Co., 3.25%, 9/23/22		500,000	516,637
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	218,077
JPMorgan Chase & Co., 3.125%, 1/23/25		270,000	270,478
JPMorgan Chase & Co., 4.95%, 6/1/45		150,000	169,512
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27		1,000,000	1,010,075
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37		800,000	801,667
KeyBank N.A., MTN, 3.40%, 5/20/26		250,000	248,406
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,545,000	5,253,723
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	970,000	1,743,087
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		700,000	748,073
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	2,900,000	3,572,631
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	2,300,000	3,496,829
SunTrust Bank, 3.30%, 5/15/26		200,000	198,121
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)		1,500,000	1,567,283
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,360,000	1,418,416
Wells Fargo & Co., 3.07%, 1/24/23		430,000	437,480
Wells Fargo & Co., MTN, 4.10%, 6/3/26		1,570,000	1,641,035
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	267,028
Wells Fargo & Co., MTN, 4.75%, 12/7/46		350,000	380,015
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27		440,000	447,703
			86,269,037
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		590,000	612,918
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		2,090,000	2,165,286
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		1,010,000	1,140,715
Constellation Brands, Inc., 3.875%, 11/15/19		980,000	1,019,334
Constellation Brands, Inc., 4.75%, 12/1/25		500,000	551,266
Molson Coors Brewing Co., 3.00%, 7/15/26		470,000	458,412
			5,947,931
Biotechnology — 0.6%
AbbVie, Inc., 2.90%, 11/6/22		1,370,000	1,397,026
AbbVie, Inc., 3.60%, 5/14/25		290,000	300,034
AbbVie, Inc., 4.45%, 5/14/46		100,000	104,766
Amgen, Inc., 2.65%, 5/11/22		1,030,000	1,043,398
Amgen, Inc., 4.66%, 6/15/51		474,000	517,870
Biogen, Inc., 3.625%, 9/15/22		680,000	715,493
Celgene Corp., 3.875%, 8/15/25		1,950,000	2,071,128

Celgene Corp., 5.00%, 8/15/45	150,000	171,487
Gilead Sciences, Inc., 4.40%, 12/1/21	1,020,000	1,106,970
Gilead Sciences, Inc., 3.65%, 3/1/26	600,000	626,236
Gilead Sciences, Inc., 4.15%, 3/1/47	200,000	202,488
		8,256,896
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	1,000,000	1,075,170
Masco Corp., 4.375%, 4/1/26	200,000	214,226
		1,289,396
Capital Markets — 0.1%
Cemex Finance LLC, 9.375%, 10/12/22	900,000	958,050
Jefferies Group LLC, 4.85%, 1/15/27	400,000	424,426
		1,382,476
Chemicals — 0.3%
Ashland LLC, 4.75%, 8/15/22	1,140,000	1,198,425
Dow Chemical Co. (The), 4.375%, 11/15/42	200,000	206,750
Ecolab, Inc., 4.35%, 12/8/21	235,000	256,102
LyondellBasell Industries NV, 4.625%, 2/26/55	300,000	305,737
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	1,110,000	1,118,325
Sherwin-Williams Co. (The), 3.45%, 6/1/27	540,000	551,322
		3,636,661
Commercial Services and Supplies — 0.2%
Covanta Holding Corp., 5.875%, 3/1/24	1,060,000	1,036,150
Republic Services, Inc., 3.55%, 6/1/22	680,000	712,047
Waste Management, Inc., 4.10%, 3/1/45	310,000	325,049
		2,073,246
Communications Equipment — 0.4%
Cisco Systems, Inc., 3.00%, 6/15/22	450,000	467,794
CommScope Technologies LLC, 5.00%, 3/15/27(1)	1,850,000	1,859,250
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	1,500,000	1,545,000
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	1,620,000	1,721,250
		5,593,294
Consumer Finance — 0.5%
American Express Credit Corp., MTN, 2.60%, 9/14/20	335,000	341,088
American Express Credit Corp., MTN, 2.25%, 5/5/21	1,350,000	1,352,974
American Express Credit Corp., MTN, 3.30%, 5/3/27	300,000	302,567
CIT Group, Inc., 5.00%, 8/15/22	810,000	877,797
Discover Bank, 3.45%, 7/27/26	550,000	541,356
Discover Financial Services, 3.75%, 3/4/25	200,000	201,224
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	620,000	658,738
PNC Bank N.A., 1.95%, 3/4/19	1,100,000	1,104,213
Synchrony Financial, 2.60%, 1/15/19	380,000	383,017
Synchrony Financial, 3.00%, 8/15/19	250,000	254,044
		6,017,018
Containers and Packaging — 0.4%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	1,800,000	1,927,116
Ball Corp., 4.00%, 11/15/23	590,000	604,012
Berry Plastics Corp., 5.125%, 7/15/23	900,000	941,625
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,740,000	1,844,400
WestRock RKT Co., 4.00%, 3/1/23	120,000	126,803
		5,443,956
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	200,000	197,276

Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,805
			207,081
Diversified Financial Services — 2.6%
Ally Financial, Inc., 3.50%, 1/27/19		550,000	559,625
Ally Financial, Inc., 4.625%, 3/30/25		1,390,000	1,442,014
Banco Santander SA, 3.50%, 4/11/22		1,000,000	1,029,590
BNP Paribas SA, 4.375%, 9/28/25(1)		500,000	521,347
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,700,000	2,955,907
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		1,000,000	1,032,525
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		1,841,000	1,861,492
GE Capital UK Funding Unlimited Co., MTN, 5.125%, 5/24/23	GBP	500,000	795,593
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		2,340,000	2,354,868
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		915,000	990,018
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,302,185
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		1,400,000	1,423,563
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		500,000	521,361
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		800,000	799,265
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		250,000	283,560
HSBC Holdings plc, 2.95%, 5/25/21		1,600,000	1,631,034
HSBC Holdings plc, 4.30%, 3/8/26		300,000	322,238
HSBC Holdings plc, 4.375%, 11/23/26		570,000	600,137
HSBC Holdings plc, VRN, 3.26%, 3/13/22		340,000	348,418
Morgan Stanley, 2.75%, 5/19/22		6,210,000	6,224,829
Morgan Stanley, 4.375%, 1/22/47		350,000	367,961
Morgan Stanley, MTN, 5.625%, 9/23/19		110,000	118,267
Morgan Stanley, MTN, 4.00%, 7/23/25		1,300,000	1,365,747
S&P Global, Inc., 3.30%, 8/14/20		250,000	257,364
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)		1,000,000	1,028,504
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)		200,000	211,866
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	1,000,000	1,319,928
UniCredit SpA, VRN, 5.86%, 6/19/27(1)		2,970,000	3,120,805
			34,790,011
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 3.60%, 2/17/23		500,000	517,823
AT&T, Inc., 4.45%, 4/1/24		510,000	543,120
AT&T, Inc., 3.40%, 5/15/25		2,350,000	2,319,488
AT&T, Inc., 2.60%, 12/17/29	EUR	1,800,000	2,216,315
AT&T, Inc., 6.55%, 2/15/39		271,000	329,753
AT&T, Inc., 5.45%, 3/1/47		200,000	212,462
AT&T, Inc., 5.15%, 2/14/50(3)		500,000	500,165
British Telecommunications plc, 5.95%, 1/15/18		500,000	509,767
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		980,000	1,040,944
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)		600,000	610,138
Frontier Communications Corp., 8.50%, 4/15/20		394,000	401,880
Orange SA, 4.125%, 9/14/21		680,000	728,349
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,600,000	2,056,536
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	1,700,000	2,640,152
Telefonica Emisiones SAU, 5.46%, 2/16/21		690,000	762,157
Telefonica Emisiones SAU, 5.21%, 3/8/47		300,000	333,307
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	1,500,000	2,020,711
Verizon Communications, Inc., 3.65%, 9/14/18		50,000	51,127
Verizon Communications, Inc., 2.45%, 11/1/22		1,510,000	1,485,136
Verizon Communications, Inc., 4.125%, 3/16/27		300,000	308,593

Verizon Communications, Inc., 5.05%, 3/15/34		350,000	368,056
Verizon Communications, Inc., 4.86%, 8/21/46		1,510,000	1,489,407
			21,445,386
Electronic Equipment, Instruments and Components — 0.1%
Sanmina Corp., 4.375%, 6/1/19(1)		980,000	1,008,175
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25		160,000	128,000
Halliburton Co., 3.80%, 11/15/25		380,000	393,175
Noble Holding International Ltd., 7.75%, 1/15/24		690,000	552,588
			1,073,763
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp., 3.375%, 10/15/26		1,170,000	1,159,193
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27		200,000	202,239
Boston Properties LP, 3.65%, 2/1/26		400,000	411,065
Crown Castle International Corp., 5.25%, 1/15/23		590,000	659,814
Essex Portfolio LP, 3.25%, 5/1/23		550,000	554,808
Hospitality Properties Trust, 4.65%, 3/15/24		220,000	230,882
Kilroy Realty LP, 4.375%, 10/1/25		400,000	422,107
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		1,340,000	1,356,750
Ventas Realty LP, 4.125%, 1/15/26		250,000	260,827
VEREIT Operating Partnership LP, 4.125%, 6/1/21		1,030,000	1,076,319
Welltower, Inc., 3.75%, 3/15/23		300,000	314,822
			6,648,826
Financial Services — 0.1%
GrupoSura Finance SA, 5.50%, 4/29/26(1)		1,200,000	1,291,500
Food and Staples Retailing — 0.8%
Cencosud SA, 4.875%, 1/20/23		1,339,000	1,418,622
CVS Health Corp., 3.50%, 7/20/22		250,000	261,592
CVS Health Corp., 2.75%, 12/1/22		690,000	697,144
CVS Health Corp., 5.125%, 7/20/45		100,000	115,376
Dollar General Corp., 3.25%, 4/15/23		160,000	163,912
Kroger Co. (The), 3.30%, 1/15/21		480,000	494,464
Kroger Co. (The), 3.70%, 8/1/27		400,000	401,938
Sysco Corp., 3.30%, 7/15/26		200,000	201,556
Target Corp., 2.50%, 4/15/26		710,000	683,531
Wal-Mart Stores, Inc., 0.18%, 7/15/22	JPY	650,000,000	5,911,162
Wal-Mart Stores, Inc., 4.30%, 4/22/44		600,000	668,692
			11,017,989
Food Products — 0.3%
Arcor SAIC, 6.00%, 7/6/23(1)		1,000,000	1,069,500
Kraft Heinz Foods Co., 5.20%, 7/15/45		200,000	217,976
Kraft Heinz Foods Co., 4.375%, 6/1/46		120,000	117,262
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		1,730,000	1,814,338
Post Holdings, Inc., 5.00%, 8/15/26(1)		1,400,000	1,440,250
			4,659,326
Gas Utilities — 1.0%
Boardwalk Pipelines LP, 4.45%, 7/15/27		280,000	289,080
Enbridge Energy Partners LP, 5.20%, 3/15/20		350,000	373,033
Enbridge, Inc., 4.00%, 10/1/23		530,000	559,825
Energy Transfer Equity LP, 7.50%, 10/15/20		20,000	22,700
Energy Transfer LP, 4.15%, 10/1/20		20,000	20,871
Energy Transfer LP, 3.60%, 2/1/23		1,000,000	1,012,637
Energy Transfer LP, 4.90%, 3/15/35		320,000	316,335

Enterprise Products Operating LLC, 5.20%, 9/1/20	530,000	576,533
Enterprise Products Operating LLC, 4.85%, 3/15/44	900,000	967,503
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	970,000	1,117,863
Kinder Morgan, Inc., 5.55%, 6/1/45	450,000	484,686
MPLX LP, 4.875%, 6/1/25	450,000	482,376
MPLX LP, 5.20%, 3/1/47	100,000	103,857
ONEOK, Inc., 4.00%, 7/13/27	460,000	467,353
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	690,000	708,784
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	1,120,000	1,247,846
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	1,020,000	1,026,598
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	980,000	970,200
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	520,000	549,250
Williams Cos., Inc. (The), 3.70%, 1/15/23	850,000	845,478
Williams Partners LP, 4.125%, 11/15/20	680,000	714,492
Williams Partners LP, 5.10%, 9/15/45	300,000	312,825
		13,170,125
Health Care Equipment and Supplies — 0.5%
Abbott Laboratories, 2.00%, 9/15/18	160,000	160,557
Abbott Laboratories, 3.75%, 11/30/26	1,452,000	1,500,012
Becton Dickinson and Co., 3.73%, 12/15/24	600,000	618,842
Becton Dickinson and Co., 3.70%, 6/6/27	470,000	475,645
Mallinckrodt International Finance SA, 3.50%, 4/15/18	980,000	988,575
Medtronic, Inc., 2.50%, 3/15/20	610,000	621,337
Medtronic, Inc., 3.50%, 3/15/25	720,000	755,862
Medtronic, Inc., 4.375%, 3/15/35	610,000	677,722
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	213,000	221,270
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	250,000	245,784
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	240,000	283,652
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	270,000	273,440
		6,822,698
Health Care Providers and Services — 0.9%
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	750,000	770,625
DaVita, Inc., 5.75%, 8/15/22	50,000	51,656
DaVita, Inc., 5.125%, 7/15/24	1,800,000	1,854,000
Express Scripts Holding Co., 4.50%, 2/25/26	350,000	373,641
Express Scripts Holding Co., 3.40%, 3/1/27	200,000	197,526
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	980,000	1,029,000
HCA, Inc., 3.75%, 3/15/19	530,000	543,912
HCA, Inc., 5.00%, 3/15/24	930,000	989,520
HCA, Inc., 5.375%, 2/1/25	1,340,000	1,429,268
Mylan NV, 3.95%, 6/15/26	160,000	163,908
Tenet Healthcare Corp., 5.125%, 5/1/25(1)	2,200,000	2,219,250
UnitedHealth Group, Inc., 2.875%, 12/15/21	610,000	626,261
UnitedHealth Group, Inc., 3.75%, 7/15/25	500,000	532,139
Universal Health Services, Inc., 4.75%, 8/1/22(1)	980,000	1,011,850
		11,792,556
Hotels, Restaurants and Leisure — 0.6%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	2,200,000	2,255,000
Aramark Services, Inc., 5.00%, 4/1/25(1)	740,000	789,025
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	1,560,000	1,579,500
International Game Technology plc, 6.25%, 2/15/22(1)	1,880,000	2,068,000
McDonald's Corp., MTN, 3.375%, 5/26/25	280,000	287,820
McDonald's Corp., MTN, 4.70%, 12/9/35	460,000	512,309

Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		550,000	612,177
			8,103,831
Household Durables — 0.4%
D.R. Horton, Inc., 5.75%, 8/15/23		20,000	22,828
Lennar Corp., 4.75%, 12/15/17		43,000	43,146
Lennar Corp., 4.75%, 4/1/21		810,000	857,385
Lennar Corp., 4.50%, 4/30/24		1,400,000	1,459,500
M.D.C. Holdings, Inc., 5.50%, 1/15/24		10,000	10,750
Newell Brands, Inc., 5.00%, 11/15/23		480,000	514,872
Newell Brands, Inc., 4.20%, 4/1/26		350,000	375,205
Newell Brands, Inc., 5.50%, 4/1/46		300,000	362,053
Toll Brothers Finance Corp., 4.00%, 12/31/18		45,000	46,013
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		990,000	1,019,700
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		20,000	21,400
			4,732,852
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		780,000	835,575
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		200,000	209,131
General Electric Co., 2.70%, 10/9/22		1,020,000	1,042,854
General Electric Co., MTN, 2.20%, 1/9/20		716,000	723,658
			1,975,643
Insurance — 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		1,450,000	1,490,571
American International Group, Inc., 4.125%, 2/15/24		1,360,000	1,448,131
AXA SA, MTN, VRN, 6.69%, 7/6/26	GBP	1,100,000	1,713,363
AXA SA, MTN, VRN, 3.375%, 7/6/27	EUR	2,000,000	2,589,633
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		680,000	705,662
Berkshire Hathaway, Inc., 4.50%, 2/11/43		460,000	513,029
Chubb INA Holdings, Inc., 3.15%, 3/15/25		600,000	611,239
Chubb INA Holdings, Inc., 3.35%, 5/3/26		330,000	342,028
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	1,500,000	1,938,783
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	2,200,000	2,818,831
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	1,500,000	1,903,707
International Lease Finance Corp., 6.25%, 5/15/19		400,000	429,109
Markel Corp., 4.90%, 7/1/22		290,000	316,853
MetLife, Inc., 4.875%, 11/13/43		680,000	777,334
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,360,000	1,486,975
Prudential Financial, Inc., VRN, 5.875%, 9/15/22		1,050,000	1,170,750
Travelers Cos., Inc. (The), 4.30%, 8/25/45		180,000	193,239
Voya Financial, Inc., 5.70%, 7/15/43		435,000	510,374
WR Berkley Corp., 4.625%, 3/15/22		660,000	717,982
			21,677,593
Internet Software and Services — 0.3%
Netflix, Inc., 5.375%, 2/1/21		630,000	683,550
Tencent Holdings Ltd., 3.375%, 5/2/19(1)		3,000,000	3,070,921
			3,754,471
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.875%, 6/5/24		149,000	156,521
Fidelity National Information Services, Inc., 3.00%, 8/15/26		340,000	333,884
First Data Corp., 5.00%, 1/15/24(1)		1,670,000	1,743,062
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		780,000	807,699

Hewlett Packard Enterprise Co., 4.90%, 10/15/25	280,000	296,967
		3,338,133
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,010,000	1,032,833
Oshkosh Corp., 5.375%, 3/1/22	20,000	20,775
		1,053,608
Media — 1.9%
21st Century Fox America, Inc., 3.70%, 10/15/25	220,000	227,927
21st Century Fox America, Inc., 4.75%, 9/15/44	240,000	256,206
21st Century Fox America, Inc., 4.75%, 11/15/46	150,000	160,966
Cablevision SA, 6.50%, 6/15/21(1)	1,500,000	1,593,750
CBS Corp., 3.50%, 1/15/25	500,000	509,169
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	1,170,000	1,209,487
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	1,400,000	1,450,750
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	2,040,000	2,196,233
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	120,000	142,140
Comcast Corp., 3.15%, 3/1/26	370,000	374,776
Comcast Corp., 4.40%, 8/15/35	900,000	978,606
Comcast Corp., 6.40%, 5/15/38	530,000	714,889
CSC Holdings LLC, 5.50%, 4/15/27(1)	1,510,000	1,611,925
Discovery Communications LLC, 5.625%, 8/15/19	423,000	451,809
Discovery Communications LLC, 3.25%, 4/1/23	100,000	100,208
DISH DBS Corp., 6.75%, 6/1/21	50,000	55,313
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)	1,100,000	1,093,812
GTH Finance BV, 7.25%, 4/26/23(1)	2,000,000	2,243,100
Lamar Media Corp., 5.375%, 1/15/24	1,840,000	1,945,800
NBCUniversal Media LLC, 2.875%, 1/15/23	625,000	639,648
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	810,000	837,338
Omnicom Group, Inc., 3.60%, 4/15/26	500,000	508,361
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	980,000	1,031,450
TEGNA, Inc., 5.125%, 7/15/20	910,000	935,025
Time Warner Cable LLC, 6.75%, 7/1/18	310,000	323,669
Time Warner Cable LLC, 4.50%, 9/15/42	300,000	282,823
Time Warner, Inc., 4.70%, 1/15/21	420,000	453,547
Time Warner, Inc., 3.60%, 7/15/25	700,000	708,695
Time Warner, Inc., 3.80%, 2/15/27	200,000	202,905
Time Warner, Inc., 5.35%, 12/15/43	250,000	274,607
Viacom, Inc., 4.25%, 9/1/23	500,000	520,367
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,550,000	1,617,812
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	220,000	231,303
		25,884,416
Metals and Mining — 0.4%
Constellium NV, 6.625%, 3/1/25(1)	650,000	651,625
Freeport-McMoRan, Inc., 3.875%, 3/15/23	430,000	418,712
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	10,000	10,815
Steel Dynamics, Inc., 6.375%, 8/15/22	340,000	353,175
Steel Dynamics, Inc., 5.50%, 10/1/24	500,000	536,250
Steel Dynamics, Inc., 5.00%, 12/15/26	880,000	930,600
Vale Overseas Ltd., 6.875%, 11/21/36	2,000,000	2,235,000
		5,136,177
Multi-Utilities — 1.6%
AES Corp., 4.875%, 5/15/23	980,000	1,006,950
AES Corp., 6.00%, 5/15/26	750,000	809,062

AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		1,400,000	1,442,000
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		550,000	558,250
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		680,000	704,958
Calpine Corp., 5.875%, 1/15/24(1)		490,000	507,150
Calpine Corp., 5.75%, 1/15/25		370,000	345,950
CMS Energy Corp., 8.75%, 6/15/19		500,000	560,362
Dominion Energy, Inc., 3.625%, 12/1/24		1,030,000	1,064,905
Dominion Energy, Inc., 3.90%, 10/1/25		480,000	503,193
Dominion Energy, Inc., 4.90%, 8/1/41		100,000	108,848
Duke Energy Corp., 3.55%, 9/15/21		680,000	710,397
Duke Energy Corp., 2.65%, 9/1/26		300,000	290,932
Duke Energy Progress LLC, 3.25%, 8/15/25		400,000	412,127
Duke Energy Progress LLC, 4.15%, 12/1/44		170,000	179,553
Duke Energy Progress LLC, 3.70%, 10/15/46		450,000	447,891
Enel Finance International NV, 2.875%, 5/25/22(1)		1,130,000	1,143,607
Exelon Corp., 4.45%, 4/15/46		400,000	417,090
Exelon Generation Co. LLC, 4.25%, 6/15/22		680,000	722,862
FirstEnergy Corp., 4.25%, 3/15/23		900,000	960,672
Florida Power & Light Co., 4.125%, 2/1/42		525,000	561,111
IPALCO Enterprises, Inc., 5.00%, 5/1/18		30,000	30,600
IPALCO Enterprises, Inc., 3.45%, 7/15/20		850,000	867,000
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	221,023
NiSource Finance Corp., 5.65%, 2/1/45		410,000	498,784
Pacific Gas & Electric Co., 4.00%, 12/1/46		505,000	524,033
Potomac Electric Power Co., 3.60%, 3/15/24		10,000	10,518
RWE AG, VRN, 7.00%, 3/20/19	GBP	1,000,000	1,412,735
Sempra Energy, 2.875%, 10/1/22		680,000	686,601
Sempra Energy, 3.25%, 6/15/27		500,000	498,984
SSE plc, VRN, 2.375%, 4/1/21	EUR	2,200,000	2,655,430
Xcel Energy, Inc., 3.35%, 12/1/26		150,000	152,917
			21,016,495
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		350,000	329,282
Oil, Gas and Consumable Fuels — 1.9%
Anadarko Petroleum Corp., 3.45%, 7/15/24		300,000	298,084
Anadarko Petroleum Corp., 5.55%, 3/15/26		350,000	393,533
Antero Resources Corp., 5.125%, 12/1/22		1,440,000	1,468,800
Apache Corp., 4.75%, 4/15/43		300,000	306,704
BP Capital Markets plc, 4.50%, 10/1/20		690,000	743,167
Cenovus Energy, Inc., 4.25%, 4/15/27(1)		300,000	292,990
Chevron Corp., 2.10%, 5/16/21		470,000	471,060
Cimarex Energy Co., 4.375%, 6/1/24		1,000,000	1,060,404
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		1,020,000	1,077,789
Concho Resources, Inc., 5.50%, 4/1/23		1,350,000	1,400,625
Concho Resources, Inc., 4.375%, 1/15/25		710,000	735,738
ConocoPhillips Holding Co., 6.95%, 4/15/29		10,000	13,031
Continental Resources, Inc., 5.00%, 9/15/22		570,000	567,150
Continental Resources, Inc., 3.80%, 6/1/24		1,080,000	1,004,400
Ecopetrol SA, 5.875%, 5/28/45		1,580,000	1,488,676
Encana Corp., 6.50%, 2/1/38		370,000	435,354
Exxon Mobil Corp., 2.71%, 3/6/25		1,030,000	1,038,149
Exxon Mobil Corp., 3.04%, 3/1/26		200,000	203,971
Hess Corp., 6.00%, 1/15/40		320,000	336,126

Lukoil International Finance BV, 4.75%, 11/2/26(1)		2,000,000	2,062,470
Marathon Oil Corp., 3.85%, 6/1/25		400,000	399,676
Marathon Oil Corp., 5.20%, 6/1/45		200,000	199,791
Newfield Exploration Co., 5.75%, 1/30/22		1,230,000	1,305,338
Newfield Exploration Co., 5.625%, 7/1/24		50,000	52,688
Newfield Exploration Co., 5.375%, 1/1/26		500,000	523,750
Noble Energy, Inc., 4.15%, 12/15/21		217,000	229,725
Occidental Petroleum Corp., 4.625%, 6/15/45		460,000	500,435
Petroleos Mexicanos, 6.625%, 6/15/35		2,720,000	2,905,776
Phillips 66, 4.30%, 4/1/22		350,000	376,465
Shell International Finance BV, 2.375%, 8/21/22		690,000	692,900
Shell International Finance BV, 3.25%, 5/11/25		230,000	236,820
Sinopec Group Overseas Development Ltd., 2.50%, 4/28/20(1)		600,000	603,727
Statoil ASA, 3.95%, 5/15/43		500,000	495,033
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 3/1/25		10,000	9,925
Suncor Energy, Inc., 6.50%, 6/15/38		280,000	364,020
Tesoro Corp., 5.375%, 10/1/22		490,000	506,619
Total Capital Canada Ltd., 2.75%, 7/15/23		680,000	690,382
Whiting Petroleum Corp., 5.75%, 3/15/21		440,000	419,100
			25,910,391
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		710,000	781,064
International Paper Co., 4.40%, 8/15/47		400,000	404,509
			1,185,573
Pharmaceuticals — 0.4%
Allergan Funding SCS, 3.85%, 6/15/24		1,510,000	1,589,183
Allergan Funding SCS, 4.55%, 3/15/35		140,000	150,408
Baxalta, Inc., 4.00%, 6/23/25		650,000	685,303
Merck & Co., Inc., 2.40%, 9/15/22		350,000	354,691
Perrigo Finance Unlimited. Co., 3.50%, 3/15/21		232,000	239,501
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		1,300,000	1,295,528
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)		430,000	367,650
			4,682,264
Real Estate Management and Development — 0.1%
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	1,073,983	1,574,778
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		20,000	20,954
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		820,000	863,278
CSX Corp., 3.40%, 8/1/24		690,000	715,616
CSX Corp., 3.25%, 6/1/27		320,000	323,197
Norfolk Southern Corp., 3.15%, 6/1/27		530,000	532,558
Union Pacific Corp., 4.00%, 2/1/21		310,000	329,926
Union Pacific Corp., 4.75%, 9/15/41		300,000	342,293
Union Pacific Corp., 4.05%, 11/15/45		200,000	208,998
			3,336,820
Semiconductors and Semiconductor Equipment — 0.3%
Intel Corp., 3.15%, 5/11/27		740,000	749,698
Lam Research Corp., 2.80%, 6/15/21		520,000	531,676
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		1,000,000	1,049,200
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)		500,000	521,090
QUALCOMM, Inc., 3.25%, 5/20/27		670,000	675,787
			3,527,451

Software — 0.6%
Activision Blizzard, Inc., 2.30%, 9/15/21	760,000	758,865
Microsoft Corp., 2.70%, 2/12/25	1,280,000	1,288,200
Microsoft Corp., 3.125%, 11/3/25	330,000	339,617
Microsoft Corp., 3.45%, 8/8/36	1,200,000	1,205,350
Microsoft Corp., 4.25%, 2/6/47	330,000	357,525
Oracle Corp., 3.625%, 7/15/23	1,010,000	1,079,134
Oracle Corp., 2.65%, 7/15/26	600,000	586,309
Oracle Corp., 4.00%, 7/15/46	280,000	285,555
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	2,000,000	2,100,000
		8,000,555
Specialty Retail — 0.3%
Home Depot, Inc. (The), 3.75%, 2/15/24	750,000	801,406
Home Depot, Inc. (The), 5.95%, 4/1/41	680,000	895,400
Lowe's Cos., Inc., 3.10%, 5/3/27	500,000	502,705
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	730,000	748,250
United Rentals North America, Inc., 4.625%, 7/15/23	190,000	199,738
United Rentals North America, Inc., 5.75%, 11/15/24	1,180,000	1,258,175
		4,405,674
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.85%, 5/6/21	1,020,000	1,051,589
Apple, Inc., 2.50%, 2/9/25	520,000	511,423
Apple, Inc., 3.35%, 2/9/27	200,000	205,731
Apple, Inc., 3.20%, 5/11/27	600,000	609,565
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	1,280,000	1,431,745
Seagate HDD Cayman, 4.75%, 6/1/23	450,000	448,594
Seagate HDD Cayman, 4.75%, 1/1/25	300,000	291,212
Western Digital Corp., 7.375%, 4/1/23(1)	500,000	550,000
		5,099,859
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	700,000	718,375
L Brands, Inc., 6.625%, 4/1/21	40,000	43,900
PVH Corp., 4.50%, 12/15/22	420,000	433,650
		1,195,925
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.125%, 7/16/22	240,000	247,363
MTN Mauritius Investment Ltd., 6.50%, 10/13/26(1)	1,400,000	1,462,545
Sprint Communications, Inc., 9.00%, 11/15/18(1)	367,000	397,736
Sprint Communications, Inc., 6.00%, 11/15/22	1,000,000	1,057,500
T-Mobile USA, Inc., 6.625%, 4/1/23	590,000	625,400
		3,790,544
TOTAL CORPORATE BONDS (Cost $399,953,761)		413,274,390
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 9.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.6%
FHLMC, VRN, 1.78%, 8/15/17	43,167	44,387
FHLMC, VRN, 1.91%, 8/15/17	18,429	18,935
FHLMC, VRN, 1.99%, 8/15/17	32,012	33,068
FHLMC, VRN, 2.32%, 8/15/17	60,749	61,496
FHLMC, VRN, 2.38%, 8/15/17	1,639,881	1,666,380
FHLMC, VRN, 2.69%, 8/15/17	14,850	15,633
FHLMC, VRN, 2.89%, 8/15/17	13,600	14,359
FHLMC, VRN, 2.94%, 8/15/17	2,138,502	2,251,865
FHLMC, VRN, 2.97%, 8/15/17	10,740	11,313

FHLMC, VRN, 3.28%, 8/15/17	15,390	16,090
FHLMC, VRN, 3.49%, 8/15/17	2,240	2,345
FHLMC, VRN, 3.58%, 8/15/17	5,596	5,867
FHLMC, VRN, 3.67%, 8/15/17	5,144	5,372
FHLMC, VRN, 4.26%, 8/15/17	44,107	45,950
FHLMC, VRN, 4.39%, 8/15/17	1,751	1,840
FHLMC, VRN, 5.12%, 8/15/17	2,027	2,138
FNMA, VRN, 2.82%, 8/25/17	30,695	32,222
FNMA, VRN, 2.89%, 8/25/17	1,325,901	1,379,688
FNMA, VRN, 2.90%, 8/25/17	2,248,747	2,345,823
FNMA, VRN, 2.94%, 8/25/17	1,488,783	1,552,231
FNMA, VRN, 2.94%, 8/25/17	1,223,091	1,276,930
FNMA, VRN, 3.18%, 8/25/17	2,471,505	2,537,574
FNMA, VRN, 3.20%, 8/25/17	4,923,930	5,045,207
FNMA, VRN, 3.26%, 8/25/17	2,958,072	3,075,117
FNMA, VRN, 3.61%, 8/25/17	5,725	5,976
FNMA, VRN, 3.93%, 8/25/17	7,804	8,106
FNMA, VRN, 5.10%, 8/25/17	3,028	3,166
		21,459,078
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.0%
FHLMC, 6.00%, 2/1/38	2,614	2,962
FHLMC, 4.00%, 12/1/40	6,958	7,412
FNMA, 3.00%, 8/14/17(5)	13,715,000	13,739,645
FNMA, 3.50%, 8/14/17(5)	6,721,000	6,920,004
FNMA, 4.00%, 8/14/17(5)	25,610,000	26,967,531
FNMA, 4.50%, 8/14/17(5)	4,377,500	4,700,341
FNMA, 5.00%, 7/1/31	35,150	38,490
FNMA, 5.50%, 5/1/33	8,383	9,377
FNMA, 5.00%, 9/1/33	1,265,216	1,389,869
FNMA, 5.00%, 11/1/33	8,911	9,786
FNMA, 5.00%, 9/1/35	23,548	25,867
FNMA, 6.00%, 4/1/37	9,721	11,085
FNMA, 6.00%, 7/1/37	11,962	13,603
FNMA, 6.00%, 8/1/37	7,246	8,212
FNMA, 5.50%, 1/1/39	16,173	18,057
FNMA, 5.50%, 3/1/39	2,007	2,235
FNMA, 4.50%, 5/1/39	2,074,134	2,246,866
FNMA, 5.00%, 8/1/39	4,917	5,439
FNMA, 4.50%, 3/1/40	2,343,534	2,535,543
FNMA, 5.00%, 8/1/40	1,298,234	1,421,847
FNMA, 3.50%, 10/1/40	3,051,504	3,159,496
FNMA, 3.50%, 12/1/40	39,287	40,678
FNMA, 4.50%, 9/1/41	19,503	21,098
FNMA, 3.50%, 5/1/42	50,616	52,367
FNMA, 3.50%, 6/1/42	30,202	31,271
FNMA, 3.50%, 9/1/42	25,826	26,707
FNMA, 3.00%, 11/1/42	33,019	33,267
FNMA, 3.00%, 5/1/43	4,065,031	4,095,577
FNMA, 3.50%, 5/1/46	9,000,868	9,275,890
GNMA, 2.50%, 8/21/17(5)	715,000	700,714
GNMA, 3.00%, 8/21/17(5)	4,665,000	4,732,971
GNMA, 3.50%, 8/21/17(5)	3,907,500	4,060,442
GNMA, 4.00%, 8/21/17(5)	3,712,000	3,909,490

GNMA, 6.00%, 7/15/33	5,021	5,745
GNMA, 5.00%, 3/20/36	34,165	38,056
GNMA, 5.50%, 1/15/39	4,812	5,613
GNMA, 5.50%, 9/15/39	27,203	30,689
GNMA, 4.50%, 10/15/39	10,000	10,902
GNMA, 5.00%, 10/15/39	16,273	18,067
GNMA, 4.50%, 1/15/40	13,464	14,480
GNMA, 4.00%, 12/15/40	12,727	13,424
GNMA, 4.50%, 12/15/40	46,668	51,030
GNMA, 4.50%, 7/20/41	2,028,695	2,173,503
GNMA, 4.00%, 12/15/41	24,232	25,597
GNMA, 3.50%, 6/20/42	7,559,124	7,896,377
GNMA, 2.50%, 7/20/46	5,395,949	5,293,428
		105,791,050
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $127,771,632)		127,250,128
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 6.0%
Private Sponsor Collateralized Mortgage Obligations — 4.1%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.46%, 8/1/17	922,820	922,389
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.32%, 8/1/17	735,258	712,338
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 3.61%, 8/1/17	2,395,772	2,225,701
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 8/1/17	992,410	992,447
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.51%, 8/1/17	2,351,535	2,265,123
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.91%, 8/1/17	1,676,166	1,662,346
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.30%, 8/1/17	50,850	50,358
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	4,574	4,672
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.43%, 8/1/17	847,490	814,259
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.32%, 8/1/17	3,644	3,582
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.00%, 8/1/17	557,770	498,578
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	15,255	15,947
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.12%, 8/1/17	1,072,827	1,093,335
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.23%, 8/1/17	885,586	890,547
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.67%, 8/1/17	687,542	686,625
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.25%, 8/1/17	874,945	846,690
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.61%, 8/1/17	9,412	9,535
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	451,009	473,065
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.32%, 8/1/17	1,358,866	1,396,970
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.98%, 8/1/17	1,051,533	1,038,771
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.98%, 8/1/17	533,150	544,251
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 8/1/17(1)	2,295,144	2,415,637
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 8/1/17	1,395	1,440
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	929,698	805,400
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 8/1/17(1)	4,500,000	4,601,250
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.33%, 8/1/17	2,071,139	2,078,607
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.32%, 8/25/17	2,489,121	2,432,336
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.16%, 8/1/17	950,484	954,845
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.11%, 8/1/17	12,858	13,040
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 8/1/17	23,988	24,397
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	620,159	611,068
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	1,312,572	1,302,521
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.22%, 8/1/17	26,673	27,991
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.20%, 8/1/17	22,925	23,487
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.19%, 8/1/17	589,305	594,501

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.21%, 8/1/17	6,902	6,966
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.32%, 8/1/17	5,000,000	5,096,573
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	31,547	31,560
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	658,232	652,154
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	3,148,333	3,131,793
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	27,040	27,289
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	494,132	498,683
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	21,632	21,831
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 3.24%, 8/1/17	39,246	37,391
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.21%, 8/1/17	1,417,191	1,323,727
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.29%, 8/1/17	1,835,044	1,782,503
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.39%, 8/1/17	12,069	12,119
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.56%, 8/1/17	25,650	25,673
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.10%, 8/1/17	2,635,883	2,494,080
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.09%, 8/1/17	8,598	8,276
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.12%, 8/1/17	6,852	6,458
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.31%, 8/1/17	785,420	766,181
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.05%, 8/1/17	593,005	551,848
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.13%, 8/1/17	541,012	543,921
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.33%, 8/1/17	900,639	856,593
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 3.33%, 8/1/17	574,641	552,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	44,450	44,549
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	19,099	19,241
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	34,930	35,255
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	10,109	10,377
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	609,180	606,676
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	17,000	17,808
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	269,914	270,716
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.18%, 8/1/17	2,059,820	1,990,500
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	12,715	13,422
		54,470,775
U.S. Government Agency Collateralized Mortgage Obligations — 1.9%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.48%, 8/25/17	4,000,000	4,449,381
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.58%, 8/25/17	1,000,000	1,019,052
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.03%, 8/25/17	3,478,194	3,491,030
FNMA, Series 2014-C02, Class 1M2, VRN, 3.83%, 8/25/17	3,125,000	3,322,300
FNMA, Series 2014-C02, Class 2M2, VRN, 3.83%, 8/25/17	3,000,000	3,152,645
FNMA, Series 2016-C03, Class 2M2, VRN, 7.13%, 8/25/17	1,570,000	1,857,412
FNMA, Series 2016-C04, Class 1M2, VRN, 5.48%, 8/25/17	2,000,000	2,244,258
FNMA, Series 2017-C01, Class 1M2, VRN, 4.78%, 8/25/17	3,300,000	3,553,171
FNMA, Series 2017-C03, Class 1M2, VRN, 4.23%, 8/25/17	2,600,000	2,724,942
		25,814,191
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $78,583,268)		80,284,966
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 5.3%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.96%, 8/15/17(1)	3,525,000	3,529,481
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	3,500,000	3,579,227
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	5,000,000	5,143,858
BBG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.93%, 8/15/17(1)	5,000,000	5,017,682
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 8/1/17	2,105,000	2,284,983
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 8/1/17	3,500,000	3,722,410
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.56%, 8/1/17	1,960,000	1,984,820

Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 8/1/17	2,500,000	2,550,694
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	3,500,000	3,583,560
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	2,825,000	2,890,800
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	3,600,000	3,684,901
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	2,000,000	2,053,319
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 8/1/17	3,000,000	3,088,983
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	3,000,000	2,945,974
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 8/10/17(1)	3,690,000	3,806,959
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/1/17	2,200,000	2,289,025
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	6,340,000	6,557,737
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.13%, 8/15/17(1)	2,950,000	2,951,587
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 8/15/17	3,000,000	2,985,361
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, VRN, 3.45%, 8/1/17(1)	1,960,000	1,963,948
UBS Commercial Mortgage Securities Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	4,200,000	4,249,122
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $70,910,592)		70,864,431
ASSET-BACKED SECURITIES(4) — 4.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	5,000,000	5,016,911
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	2,000,000	2,032,764
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	2,249,123	2,263,400
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 8/17/17(1)	4,988,563	5,046,048
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	1,287,357	1,287,484
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	1,709,592	1,709,864
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.32%, 8/10/17(1)	2,098,768	2,105,165
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	3,775,000	3,765,775
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	1,954,953	1,958,811
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	3,200,000	3,199,408
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	3,600,000	3,604,039
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.43%, 8/17/17(1)	520,639	521,924
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	1,376,520	1,380,606
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	90,030	89,372
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	1,019,059	1,015,232
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.63%, 8/17/17(1)	1,975,000	2,006,595
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	2,727,235	2,756,080
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	912,660	911,298
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 8/20/17(1)	666,591	666,955
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	1,162,397	1,161,201
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	707,320	707,898
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	1,433,294	1,432,262
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	2,504,967	2,513,703
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	1,870,078	1,890,647
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	1,989,269	1,989,135
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	3,024,236	3,018,101
TOTAL ASSET-BACKED SECURITIES (Cost $53,868,452)		54,050,678
U.S. TREASURY SECURITIES — 0.7%
U.S. Treasury Notes, 1.00%, 3/15/18(6) (Cost $9,002,385)	9,000,000	8,989,290
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	365,000	513,559
Chicago GO, 7.05%, 1/1/29	400,000	435,204
Los Angeles Community College District GO, 6.75%, 8/1/49	600,000	914,352
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	195,000	266,159
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	209,893

New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	225,000	329,530
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	125,000	161,853
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	297,910
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	200,000	240,208
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	415,000	488,177
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	100,000	136,010
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	195,000	245,144
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	580,000	846,899
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	150,000	185,329
State of California GO, 7.55%, 4/1/39	400,000	620,880
State of California GO, 7.30%, 10/1/39	170,000	251,493
State of Illinois GO, 5.10%, 6/1/33	200,000	200,666
University of California Rev., 4.60%, 5/15/31	400,000	447,948
TOTAL MUNICIPAL SECURITIES (Cost $6,566,704)		6,791,214
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 6.625%, 11/15/30 (Cost $3,609,880)	2,500,000	3,579,558
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $6,482,407), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $6,356,369)		6,356,215
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $7,372,671), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $7,224,068)		7,224,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	991	991
U.S. Treasury Bills, 0.71%, 8/10/17(6)(7)	4,000,000	3,999,056
U.S. Treasury Bills, 1.09%, 11/9/17(6)(7)	2,400,000	2,392,966
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,973,394)		19,973,228
TOTAL INVESTMENT SECURITIES — 105.7% (Cost $1,360,193,887)		1,407,012,039
OTHER ASSETS AND LIABILITIES(8) — (5.7)%		(76,453,016)
TOTAL NET ASSETS — 100.0%		$1,330,559,023

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ARS	42,403,516	USD	2,536,095	Goldman Sachs & Co.	9/21/17	(203,875)
USD	2,346,625	ARS	42,403,516	Goldman Sachs & Co.	9/21/17	14,405
AUD	3,688,190	USD	2,779,420	JPMorgan Chase Bank N.A.	9/21/17	169,325
AUD	3,518,473	USD	2,653,214	JPMorgan Chase Bank N.A.	9/21/17	159,841
AUD	211,702	USD	162,234	JPMorgan Chase Bank N.A.	9/21/17	7,023
AUD	3,406,580	USD	2,629,130	JPMorgan Chase Bank N.A.	9/21/17	94,464
AUD	291,837	USD	232,857	JPMorgan Chase Bank N.A.	9/21/17	469
USD	20,645,665	AUD	27,346,375	JPMorgan Chase Bank N.A.	9/21/17	(1,218,034)
USD	1,549,058	AUD	2,059,296	JPMorgan Chase Bank N.A.	9/21/17	(97,370)
USD	195,152	AUD	259,188	JPMorgan Chase Bank N.A.	9/21/17	(12,072)
USD	222,392	AUD	293,299	JPMorgan Chase Bank N.A.	9/21/17	(12,104)
BRL	8,684,499	USD	2,597,350	Goldman Sachs & Co.	9/21/17	162,785
USD	2,593,394	BRL	8,684,499	Goldman Sachs & Co.	9/21/17	(166,741)
USD	3,927,737	BRL	12,646,136	Morgan Stanley	9/21/17	(91,498)
CAD	1,871,619	USD	1,395,689	JPMorgan Chase Bank N.A.	9/21/17	106,578
CAD	435,823	USD	336,020	JPMorgan Chase Bank N.A.	9/21/17	13,796
CAD	3,172,331	USD	2,463,740	JPMorgan Chase Bank N.A.	9/21/17	82,552
CAD	981,010	USD	785,060	JPMorgan Chase Bank N.A.	9/21/17	2,353

CAD	427,929	USD	342,696	JPMorgan Chase Bank N.A.	9/21/17	784
USD	30,586,851	CAD	41,036,573	JPMorgan Chase Bank N.A.	9/21/17	(2,351,414)
USD	722,400	CAD	970,602	JPMorgan Chase Bank N.A.	9/21/17	(56,659)
USD	68,969	CAD	89,703	JPMorgan Chase Bank N.A.	9/21/17	(3,031)
USD	67,972	CAD	88,210	JPMorgan Chase Bank N.A.	9/21/17	(2,830)
USD	327,904	CAD	425,136	JPMorgan Chase Bank N.A.	9/21/17	(13,334)
CHF	5,748,717	USD	5,954,677	Credit Suisse AG	9/21/17	9,146
USD	12,336,448	CHF	11,835,144	Credit Suisse AG	9/21/17	58,454
USD	744,699	CHF	717,183	Credit Suisse AG	9/21/17	681
CLP	1,790,884,631	USD	2,679,762	Goldman Sachs & Co.	9/21/17	73,291
USD	6,598,205	CLP	4,414,528,965	Goldman Sachs & Co.	9/21/17	(188,067)
COP	20,275,077,648	USD	6,496,340	Goldman Sachs & Co.	9/21/17	254,564
COP	20,037,462,519	USD	6,639,318	Goldman Sachs & Co.	9/21/17	32,469
USD	1,311,267	CZK	30,429,259	Goldman Sachs & Co.	9/21/17	(74,914)
USD	300,067	CZK	6,946,935	Goldman Sachs & Co.	9/21/17	(16,395)
USD	2,922,326	DKK	19,251,033	JPMorgan Chase Bank N.A.	9/21/17	(150,604)
USD	136,179	DKK	900,452	JPMorgan Chase Bank N.A.	9/21/17	(7,555)
EUR	353,234	USD	403,270	JPMorgan Chase Bank N.A.	8/23/17	15,343
EUR	740,995	USD	847,366	JPMorgan Chase Bank N.A.	8/23/17	30,777
EUR	942,555	USD	1,091,947	JPMorgan Chase Bank N.A.	8/23/17	25,062
EUR	425,871	USD	492,002	JPMorgan Chase Bank N.A.	8/23/17	12,692
EUR	313,078	USD	365,546	JPMorgan Chase Bank N.A.	8/23/17	5,479
EUR	630,631	USD	734,746	JPMorgan Chase Bank N.A.	8/23/17	12,605
EUR	4,626,302	USD	5,470,990	JPMorgan Chase Bank N.A.	8/23/17	11,572
EUR	571,575	USD	674,585	JPMorgan Chase Bank N.A.	8/23/17	2,780
USD	271,626,559	EUR	238,159,233	JPMorgan Chase Bank N.A.	8/23/17	(10,612,467)
USD	2,099,375	EUR	1,833,964	JPMorgan Chase Bank N.A.	8/23/17	(74,029)
USD	884,885	EUR	772,465	JPMorgan Chase Bank N.A.	8/23/17	(30,552)
USD	324,245	EUR	282,700	JPMorgan Chase Bank N.A.	8/23/17	(10,778)
USD	357,242	EUR	308,768	JPMorgan Chase Bank N.A.	8/23/17	(8,675)
USD	386,990	EUR	332,180	JPMorgan Chase Bank N.A.	8/23/17	(6,671)
USD	546,180	EUR	468,644	JPMorgan Chase Bank N.A.	8/23/17	(9,203)
USD	495	EUR	424	JPMorgan Chase Bank N.A.	8/23/17	(7)
GBP	653,721	USD	846,823	Credit Suisse AG	9/21/17	17,145
GBP	109,772	USD	142,550	Credit Suisse AG	9/21/17	2,527
GBP	186,806	USD	237,017	Credit Suisse AG	9/21/17	9,868
GBP	380,644	USD	487,942	Credit Suisse AG	9/21/17	15,124
GBP	178,369	USD	227,943	Credit Suisse AG	9/21/17	7,792
GBP	297,125	USD	377,099	Credit Suisse AG	9/21/17	15,586
GBP	1,103,795	USD	1,431,287	Credit Suisse AG	9/21/17	27,508
GBP	276,102	USD	356,500	Credit Suisse AG	9/21/17	8,401
GBP	126,406	USD	165,041	Credit Suisse AG	9/21/17	2,019
GBP	122,290	USD	158,914	Credit Suisse AG	9/21/17	2,707
GBP	306,413	USD	404,584	Credit Suisse AG	9/21/17	376
USD	255,850	GBP	197,508	Credit Suisse AG	9/21/17	(5,180)
USD	41,169,804	GBP	31,683,703	Credit Suisse AG	9/21/17	(703,912)
USD	3,040,528	GBP	2,382,784	Credit Suisse AG	9/21/17	(108,600)
USD	891,048	GBP	698,478	Credit Suisse AG	9/21/17	(32,072)
USD	155,253	GBP	121,077	Credit Suisse AG	9/21/17	(4,764)
USD	480,610	GBP	375,741	Credit Suisse AG	9/21/17	(15,975)
USD	757,817	GBP	582,114	Credit Suisse AG	9/21/17	(11,514)
USD	414,324	GBP	317,009	Credit Suisse AG	9/21/17	(4,640)
USD	282,160	GBP	214,646	Credit Suisse AG	9/21/17	(1,520)

USD	243,438	GBP	184,370	Credit Suisse AG	9/21/17	(228)
HUF	3,960,106,350	USD	14,322,783	Goldman Sachs & Co.	9/21/17	1,128,951
HUF	1,064,836,342	USD	3,949,265	Goldman Sachs & Co.	9/21/17	205,565
HUF	1,774,706,410	USD	6,654,247	JPMorgan Chase Bank N.A.	9/21/17	270,388
USD	18,444,895	HUF	5,024,942,692	Goldman Sachs & Co.	9/21/17	(1,161,669)
USD	662,568	HUF	173,203,884	JPMorgan Chase Bank N.A.	9/21/17	(13,247)
IDR	35,095,665,951	USD	2,617,126	Goldman Sachs & Co.	9/22/17	4,823
ILS	9,364,831	USD	2,654,054	Goldman Sachs & Co.	9/25/17	(18,682)
USD	2,652,773	ILS	9,364,831	Goldman Sachs & Co.	9/25/17	17,400
INR	255,009,502	USD	3,920,810	Morgan Stanley	9/21/17	35,673
USD	1,305,235	INR	85,049,102	Morgan Stanley	9/21/17	(14,306)
USD	2,605,955	INR	169,960,400	Morgan Stanley	9/21/17	(30,988)
JPY	295,802,238	USD	2,601,324	Credit Suisse AG	8/23/17	84,184
JPY	216,183,978	USD	1,946,748	Credit Suisse AG	8/23/17	15,927
JPY	36,360,779	USD	324,648	Credit Suisse AG	8/23/17	5,462
JPY	76,686,192	USD	694,708	Credit Suisse AG	8/23/17	1,505
USD	190,244,583	JPY	21,486,984,184	Credit Suisse AG	8/23/17	(4,829,843)
USD	869,298	JPY	98,986,107	Credit Suisse AG	8/23/17	(29,370)
USD	473,307	JPY	53,956,779	Credit Suisse AG	8/23/17	(16,552)
USD	732,552	JPY	81,960,507	Credit Suisse AG	8/23/17	(11,545)
USD	57,101	JPY	6,298,541	Credit Suisse AG	8/23/17	(82)
USD	1,315,248	KRW	1,476,957,859	Morgan Stanley	9/21/17	(3,885)
USD	1,339,376	KRW	1,511,754,064	Morgan Stanley	9/21/17	(10,835)
USD	2,628,256	KRW	2,993,057,431	Morgan Stanley	9/21/17	(44,970)
USD	2,425,460	MXN	44,974,934	JPMorgan Chase Bank N.A.	9/21/17	(80,759)
USD	2,705,555	MXN	49,614,572	JPMorgan Chase Bank N.A.	9/21/17	(59,207)
MYR	8,823,349	USD	2,076,571	Goldman Sachs & Co.	9/21/17	(18,554)
MYR	17,074,215	USD	3,993,968	Goldman Sachs & Co.	9/21/17	(11,465)
USD	4,032,933	MYR	17,450,502	Goldman Sachs & Co.	9/21/17	(37,338)
USD	1,091,877	MYR	4,693,434	Goldman Sachs & Co.	9/21/17	(2,850)
NOK	22,129,108	USD	2,616,971	JPMorgan Chase Bank N.A.	9/21/17	200,420
NOK	9,393,946	USD	1,122,403	JPMorgan Chase Bank N.A.	9/21/17	73,597
NOK	24,604,902	USD	2,945,139	JPMorgan Chase Bank N.A.	9/21/17	187,461
NOK	18,570,217	USD	2,354,076	JPMorgan Chase Bank N.A.	9/21/17	10,211
NOK	1,488,133	USD	188,558	JPMorgan Chase Bank N.A.	9/21/17	905
USD	7,353,451	NOK	62,349,915	JPMorgan Chase Bank N.A.	9/21/17	(584,695)
USD	70,433,337	NOK	594,899,856	JPMorgan Chase Bank N.A.	9/21/17	(5,306,977)
USD	750,595	NOK	6,336,412	JPMorgan Chase Bank N.A.	9/21/17	(56,132)
USD	1,124,049	NOK	9,456,215	JPMorgan Chase Bank N.A.	9/21/17	(79,880)
USD	246,406	NOK	1,949,497	JPMorgan Chase Bank N.A.	9/21/17	(1,796)
NZD	1,879,488	USD	1,351,634	JPMorgan Chase Bank N.A.	9/21/17	58,596
USD	8,116,611	NZD	11,311,293	JPMorgan Chase Bank N.A.	9/21/17	(370,553)
USD	844,433	NZD	1,166,533	JPMorgan Chase Bank N.A.	9/21/17	(30,847)
USD	850,542	NZD	1,171,019	JPMorgan Chase Bank N.A.	9/21/17	(28,105)
USD	911,537	NZD	1,227,387	JPMorgan Chase Bank N.A.	9/21/17	(9,404)
USD	6,630,377	NZD	8,866,986	JPMorgan Chase Bank N.A.	9/21/17	(22,758)
PEN	8,639,857	USD	2,622,271	Goldman Sachs & Co.	9/21/17	31,303
USD	2,634,103	PEN	8,639,857	Goldman Sachs & Co.	9/21/17	(19,470)
PHP	391,557,276	USD	7,681,660	Morgan Stanley	9/21/17	54,304
USD	7,854,710	PHP	391,557,276	Morgan Stanley	9/21/17	118,745
PLN	76,650	USD	20,522	Goldman Sachs & Co.	9/21/17	795
USD	2,633,079	PLN	9,802,678	Goldman Sachs & Co.	9/21/17	(93,059)
USD	6,651,341	PLN	24,443,625	Goldman Sachs & Co.	9/21/17	(146,465)

SEK	5,079,844	USD	585,686	JPMorgan Chase Bank N.A.	9/21/17	45,254
USD	3,733,982	SEK	32,332,090	JPMorgan Chase Bank N.A.	9/21/17	(281,808)
USD	190,317	SEK	1,649,016	JPMorgan Chase Bank N.A.	9/21/17	(14,498)
USD	1,502,325	SGD	2,073,515	JPMorgan Chase Bank N.A.	9/21/17	(28,839)
USD	3,668,332	THB	124,796,665	Goldman Sachs & Co.	9/21/17	(86,415)
USD	3,953,256	THB	132,331,280	Goldman Sachs & Co.	9/21/17	(28,185)
TRY	46,523,677	USD	12,782,986	Goldman Sachs & Co.	9/21/17	234,774
TRY	2,015,606	USD	546,955	Goldman Sachs & Co.	9/21/17	17,030
USD	6,991,591	TRY	25,202,379	Goldman Sachs & Co.	9/21/17	(60,270)
TWD	117,989,672	USD	3,862,815	Morgan Stanley	9/21/17	51,050
USD	7,930,324	TWD	238,385,554	Morgan Stanley	9/21/17	22,779
USD	2,538,561	ZAR	33,232,911	Goldman Sachs & Co.	9/21/17	37,310
USD	3,915,196	ZAR	51,553,348	Goldman Sachs & Co.	9/21/17	35,070
						(25,535,762)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
412	Euro-Schatz 2-Year Bonds	September 2017	54,659,427	(32,556)
113	Korean Treasury 10-Year Bonds	September 2017	12,579,903	(99,161)
90	U.S. Treasury 2-Year Notes	September 2017	19,470,937	(10,046)
420	U.S. Treasury 5-Year Notes	September 2017	49,622,344	(12,820)
43	U.S. Treasury Long Bonds	September 2017	6,577,656	(13,534)
151	U.S. Treasury Ultra Bonds	September 2017	24,839,500	(369,624)
			167,749,767	(537,741)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
416	Euro-Bobl 5-Year Bonds	September 2017	65,034,395	466,139
49	Euro-Bund 10-Year Bonds	September 2017	9,394,107	137,971
225	U.K. Gilt 10-Year Bonds	September 2017	37,410,941	673,542
			111,839,443	1,277,652

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 27	4,623,300	Sell	5.00	12/20/21	2.92	271,458	404,013
Markit CDX North America High Yield Index Series 28	7,000,000	Sell	5.00	6/20/22	3.21	68,311	574,804
Markit CDX North America Investment Grade Index Series 28	12,000,000	Sell	1.00	6/20/22	0.57	52,250	251,381
						392,019	1,230,198

CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount ($)	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Unrealized Appreciation (Depreciation) ($)	Value ($)
CPURNSA	3,000,000	Receive	2.24	11/15/26	(52,973)	(52,441)
CPURNSA	3,000,000	Receive	2.28	11/16/26	(62,988)	(62,456)
CPURNSA	3,000,000	Receive	2.27	11/21/26	(61,813)	(61,281)
CPURNSA	16,400,000	Receive	2.17	5/10/27	(178,406)	(177,744)
					(356,180)	(353,922)

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	3,000,000	CPURNSA	Receive	2.26	11/15/26	(57,641)
Bank of America N.A.	3,000,000	CPURNSA	Receive	2.29	11/16/26	(65,555)
Bank of America N.A.	3,000,000	CPURNSA	Receive	2.28	11/21/26	(62,458)
Bank of America N.A.	4,000,000	CPURNSA	Receive	2.22	4/13/27	(71,165)
Barclays Bank plc	3,000,000	CPURNSA	Receive	2.25	11/15/26	(53,967)
Barclays Bank plc	3,000,000	CPURNSA	Receive	2.28	11/16/26	(63,713)
Barclays Bank plc	3,000,000	CPURNSA	Receive	2.26	11/21/26	(58,627)
Goldman Sachs & Co.	3,000,000	CPURNSA	Receive	2.25	11/15/26	(53,049)
Goldman Sachs & Co.	3,000,000	CPURNSA	Receive	2.28	11/16/26	(64,020)
Goldman Sachs & Co.	3,000,000	CPURNSA	Receive	2.28	11/21/26	(63,992)
						(614,187)

INTEREST RATE
Counterparty	Notional Amount (BRL)	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A	295,581,614	BZDIOVRA	Receive	9.60	1/2/19	(1,863,946)
Bank of America N.A.	87,539,414	BZDIOVRA	Pay	10.78	1/2/23	1,766,133
Morgan Stanley	159,476,942	BZDIOVRA	Receive	8.71	1/2/19	(405,288)
Morgan Stanley	43,765,238	BZDIOVRA	Pay	10.24	1/2/23	434,293
						(68,808)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPURNSA	-	U.S. CPI Urban Consumers NSA Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $307,762,063, which represented 23.1% of total net assets.

(2)	Security is a zero-coupon bond.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $10,551,055.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	621,954,156	—
Corporate Bonds	—	413,274,390	—
U.S. Government Agency Mortgage-Backed Securities	—	127,250,128	—
Collateralized Mortgage Obligations	—	80,284,966	—
Commercial Mortgage-Backed Securities	—	70,864,431	—
Asset-Backed Securities	—	54,050,678	—
U.S. Treasury Securities	—	8,989,290	—
Municipal Securities	—	6,791,214	—
U.S. Government Agency Securities	—	3,579,558	—
Temporary Cash Investments	991	19,972,237	—
	991	1,407,011,048	—
Other Financial Instruments
Futures Contracts	—	1,277,652	—
Swap Agreements	—	3,430,624	—
Forward Foreign Currency Exchange Contracts	—	4,417,825	—
	—	9,126,101	—

Liabilities
Other Financial Instruments
Futures Contracts	406,024	131,717	—
Swap Agreements	—	3,237,343	—
Forward Foreign Currency Exchange Contracts	—	29,953,587	—
	406,024	33,322,647	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,361,583,525
Gross tax appreciation of investments	$53,002,005
Gross tax depreciation of investments	(7,573,491)
Net tax appreciation (depreciation) of investments	$45,428,514

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
July 31, 2017

International Bond - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 73.6%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 1/26/27		700,000	721,000
Australia — 2.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	21,885,000	17,876,497
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	3,250,000	2,581,573
			20,458,070
Austria — 1.2%
Republic of Austria Government Bond, 3.50%, 9/15/21(1)	EUR	4,395,000	6,023,078
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,225,000	2,665,970
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,647,000	2,930,555
			11,619,603
Belgium — 2.0%
Kingdom of Belgium Government Bond, 3.00%, 9/28/19	EUR	2,900,000	3,695,197
Kingdom of Belgium Government Bond, 4.25%, 9/28/22	EUR	3,117,000	4,519,947
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	7,117,000	9,507,341
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	801,000	1,441,232
			19,163,717
Canada — 3.9%
Canadian Government Bond, 4.00%, 6/1/41	CAD	5,010,000	5,115,283
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	9,140,000	7,723,889
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	10,075,000	8,271,650
Province of Ontario Canada, MTN, 1.65%, 6/8/20	JPY	100,000,000	948,472
Province of Quebec Canada, 3.00%, 9/1/23	CAD	8,826,000	7,355,021
Province of Quebec Canada, 5.75%, 12/1/36	CAD	4,925,000	5,411,801
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	829,423
Province of Quebec Canada, 3.50%, 12/1/48	CAD	2,447,000	2,059,044
			37,714,583
Colombia†
Colombia Government International Bond, 7.375%, 9/18/37		300,000	390,600
Czech — 0.2%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	37,500,000	2,112,566
Denmark — 0.4%
Denmark Government Bond, 0.50%, 11/15/27	DKK	14,898,000	2,332,832
Denmark Government Bond, 4.50%, 11/15/39	DKK	5,100,000	1,346,826
			3,679,658
Dominican Republic — 0.2%
Dominican Republic International Bond, 6.875%, 1/29/26		1,000,000	1,142,500
Dominican Republic International Bond, 5.95%, 1/25/27(1)		800,000	856,968
			1,999,468
Egypt — 0.1%
Egypt Government International Bond, 6.125%, 1/31/22(1)		400,000	413,440
Egypt Government International Bond, 7.50%, 1/31/27(1)		400,000	430,792
			844,232

Finland — 0.5%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	3,350,000	5,089,055
France — 9.6%
French Republic Government Bond OAT, 1.00%, 5/25/19	EUR	6,900,000	8,401,325
French Republic Government Bond OAT, 0.00%, 5/25/21(2)	EUR	22,500,000	26,916,590
French Republic Government Bond OAT, 3.25%, 10/25/21	EUR	9,450,000	12,840,914
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	19,795,000	25,771,315
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	6,073,000	10,819,083
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	5,642,000	8,854,183
			93,603,410
Germany — 3.9%
Bundesrepublik Deutschland, 0.00%, 8/15/26(2)	EUR	16,540,000	18,871,562
Bundesrepublik Deutschland, 0.25%, 2/15/27	EUR	7,335,000	8,495,820
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	580,000	990,213
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	853,000	1,746,422
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	5,360,000	8,106,410
			38,210,427
Hungary — 0.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF	149,000,000	766,669
Ireland — 0.6%
Ireland Government Bond, 3.40%, 3/18/24	EUR	4,280,000	6,069,675
Italy — 6.7%
Italy Buoni Poliennali Del Tesoro, 0.10%, 4/15/19	EUR	3,700,000	4,404,397
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	24,291,000	28,781,037
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	19,735,000	23,714,244
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	5,824,000	8,861,378
			65,761,056
Japan — 24.0%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	4,550,400,000	43,197,280
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	4,893,100,000	46,596,375
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,060,350,000	25,015,940
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,948,500,000	34,273,071
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	1,248,300,000	12,952,134
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	6,680,150,000	72,169,608
			234,204,408
Malaysia — 0.4%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	16,095,000	3,731,197
Mexico — 1.3%
Mexican Bonos, 6.50%, 6/9/22	MXN	114,070,000	6,342,936
Mexico Government International Bond, 4.125%, 1/21/26		200,000	209,900
Mexico Government International Bond, 4.15%, 3/28/27		2,800,000	2,926,700
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	400,000,000	3,594,361
			13,073,897
Netherlands — 2.1%
Netherlands Government Bond, 4.00%, 7/15/19(1)	EUR	3,100,000	4,005,443
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	3,705,000	4,436,166
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	9,044,000	10,695,801
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	742,000	1,172,219
			20,309,629

New Zealand — 0.9%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	11,340,000	8,931,107
Norway — 2.6%
Norway Government Bond, 3.75%, 5/25/21(1)	NOK	3,810,000	535,568
Norway Government Bond, 1.50%, 2/19/26(1)	NOK	199,915,000	25,308,118
			25,843,686
Poland — 0.3%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	10,430,000	3,080,113
Russia — 0.2%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		900,000	1,582,456
Singapore — 0.3%
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,220,000	3,338,991
South Africa — 0.5%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	65,736,000	4,944,267
Spain — 4.4%
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	11,080,000	14,458,625
Spain Government Bond, 5.85%, 1/31/22(1)	EUR	3,205,000	4,763,218
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	12,272,000	15,109,013
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	2,485,000	3,980,296
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	2,573,000	4,439,066
			42,750,218
Sweden — 0.4%
Sweden Government Bond, 2.50%, 5/12/25	SEK	30,850,000	4,398,499
Switzerland — 0.8%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	3,550,000	4,086,027
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,265,000	3,250,970
			7,336,997
Thailand — 0.5%
Thailand Government Bond, 3.85%, 12/12/25	THB	140,200,000	4,679,508
Turkey — 0.1%
Turkey Government International Bond, 6.00%, 3/25/27		800,000	863,086
United Kingdom — 3.2%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	1,825,000	2,548,513
United Kingdom Gilt, 4.50%, 12/7/42	GBP	7,471,000	15,055,381
United Kingdom Gilt, 4.25%, 12/7/55	GBP	6,272,000	14,044,343
			31,648,237
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $683,060,545)			718,920,085
CORPORATE BONDS — 19.7%
Belgium — 0.1%
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	800,000	991,005
Canada — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		1,250,000	1,281,250
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		730,000	735,475
			2,016,725
Cayman Islands — 0.1%
Vale Overseas Ltd., 6.25%, 8/10/26		1,000,000	1,114,000
Dominican Republic — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29(1)		1,500,000	1,619,775

France — 1.3%
AXA SA, MTN, VRN, 6.69%, 7/6/26	GBP	1,200,000	1,869,124
AXA SA, MTN, VRN, 3.375%, 7/6/27	EUR	1,800,000	2,330,669
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	1,200,000	1,551,026
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	1,500,000	1,921,930
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,608,153
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	960,000	1,233,922
Total Capital International SA, 2.50%, 3/25/26	EUR	900,000	1,207,630
			12,722,454
Germany — 1.2%
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	2,000,000	2,604,329
Daimler AG, MTN, 0.85%, 2/28/25	EUR	900,000	1,046,822
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	4,415,000	6,543,071
RWE AG, VRN, 7.00%, 3/20/19	GBP	1,000,000	1,412,735
			11,606,957
Ireland — 0.7%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		1,100,000	1,177,682
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	3,960,000	5,324,062
			6,501,744
Italy — 1.3%
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	2,000,000	2,668,863
Eni SpA, MTN, 1.75%, 1/18/24	EUR	1,100,000	1,375,461
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	2,000,000	2,950,513
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	1,250,000	1,941,288
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	1,000,000	1,319,927
UniCredit SpA, VRN, 5.86%, 6/19/27(1)		2,100,000	2,206,630
			12,462,682
Luxembourg — 1.9%
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	5,190,000	6,761,669
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	6,505,000	8,609,500
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	2,130,000	2,872,921
			18,244,090
Mexico — 0.1%
Cemex Finance LLC, 9.375%, 10/12/22		600,000	638,700
Netherlands — 1.0%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	1,000,000	1,219,568
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	800,000	942,893
Constellium NV, 6.625%, 3/1/25(1)		400,000	401,000
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	3,000,000	4,135,979
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	820,000	980,121
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		750,000	786,900
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	1,000,000	1,347,141
			9,813,602
Norway — 0.2%
Statoil ASA, MTN, 0.875%, 2/17/23	EUR	1,700,000	2,052,232
Spain — 0.3%
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	2,200,000	2,710,272
Supranational — 2.7%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	830,000,000	9,329,863
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	7,100,000	9,554,091

European Investment Bank, MTN, 4.25%, 12/7/21	GBP	4,950,000	7,492,602
			26,376,556
Turkey — 0.2%
Finansbank AS, 4.875%, 5/19/22(1)		1,400,000	1,399,215
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)		1,000,000	1,044,855
			2,444,070
United Kingdom — 2.3%
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	1,600,000	1,972,164
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,867,873
HSBC Holdings plc, 2.625%, 8/16/28	GBP	1,600,000	2,162,384
International Game Technology plc, 6.25%, 2/15/22(1)		1,200,000	1,320,000
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,695,496
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	1,940,000	2,949,499
SSE plc, VRN, 2.375%, 4/1/21	EUR	1,400,000	1,689,819
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,940,000	2,367,951
Tesco plc, MTN, 5.00%, 3/24/23	GBP	1,000,000	1,464,837
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		1,360,000	1,419,500
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	700,000	936,530
			22,846,053
United States — 5.9%
AES Corp., 4.875%, 5/15/23		940,000	965,850
Ally Financial, Inc., 4.625%, 3/30/25		1,000,000	1,037,420
Antero Resources Corp., 5.125%, 12/1/22		1,100,000	1,122,000
Aramark Services, Inc., 5.00%, 4/1/25(1)		560,000	597,100
Ashland LLC, 4.75%, 8/15/22		900,000	946,125
AT&T, Inc., 3.375%, 3/15/34	EUR	1,000,000	1,273,134
Ball Corp., 4.00%, 11/15/23		940,000	962,325
Calpine Corp., 5.875%, 1/15/24(1)		940,000	972,900
Calpine Corp., 5.75%, 1/15/25		240,000	224,400
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		1,240,000	1,281,850
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		650,000	673,562
CIT Group, Inc., 5.00%, 8/15/22		1,360,000	1,473,832
CommScope Technologies LLC, 5.00%, 3/15/27(1)		1,360,000	1,366,800
Concho Resources, Inc., 5.50%, 4/1/23		400,000	415,000
Concho Resources, Inc., 4.375%, 1/15/25		300,000	310,875
Continental Resources, Inc., 3.80%, 6/1/24		900,000	837,000
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,360,000	1,441,600
CSC Holdings LLC, 5.50%, 4/15/27(1)		1,040,000	1,110,200
DaVita, Inc., 5.125%, 7/15/24		1,360,000	1,400,800
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)		500,000	556,679
First Data Corp., 5.00%, 1/15/24(1)		600,000	626,250
Frontier Communications Corp., 8.50%, 4/15/20		197,000	200,940
General Motors Co., 5.00%, 4/1/35		1,360,000	1,390,701
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,360,000	1,375,101
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,302,185
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	800,000	1,203,054
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		1,300,000	1,356,875
Hanesbrands, Inc., 4.625%, 5/15/24(1)		500,000	513,125
HCA, Inc., 3.75%, 3/15/19		1,410,000	1,447,012
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)		1,150,000	1,164,375

International Business Machines Corp., 1.75%, 3/7/28	EUR	2,000,000	2,467,976
International Lease Finance Corp., 6.25%, 5/15/19		549,000	588,952
Lamar Media Corp., 5.375%, 1/15/24		1,300,000	1,374,750
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		1,340,000	1,405,325
Lennar Corp., 4.75%, 4/1/21		910,000	963,235
Lennar Corp., 4.50%, 4/30/24		400,000	417,000
Newfield Exploration Co., 5.75%, 1/30/22		1,360,000	1,443,300
Post Holdings, Inc., 5.00%, 8/15/26(1)		650,000	668,688
Quintiles IMS, Inc., 5.00%, 10/15/26(1)		1,000,000	1,050,000
Spectrum Brands, Inc., 5.75%, 7/15/25		630,000	674,887
Sprint Communications, Inc., 9.00%, 11/15/18(1)		349,000	378,229
Sprint Communications, Inc., 6.00%, 11/15/22		250,000	264,375
Steel Dynamics, Inc., 5.00%, 12/15/26		1,180,000	1,247,850
Tenet Healthcare Corp., 4.375%, 10/1/21		400,000	409,000
Tenet Healthcare Corp., 5.125%, 5/1/25(1)		900,000	907,875
Tenneco, Inc., 5.00%, 7/15/26		1,080,000	1,101,600
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		1,360,000	1,436,500
United Rentals North America, Inc., 4.625%, 7/15/23		1,360,000	1,429,700
Universal Health Services, Inc., 4.75%, 8/1/22(1)		940,000	970,550
Wal-Mart Stores, Inc., 0.18%, 7/15/22	JPY	450,000,000	4,092,343
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	1,800,000	2,275,032
Western Digital Corp., 7.375%, 4/1/23(1)		500,000	550,000
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)		1,000,000	1,062,500
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		1,360,000	1,399,100
			58,127,837
TOTAL CORPORATE BONDS (Cost $188,210,464)			192,288,754
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 2.2%
Private Sponsor Collateralized Mortgage Obligations — 1.8%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 8/1/17(1)		4,219,665	4,348,626
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, 3.50%, 3/25/47(1)		4,000,000	4,090,000
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 8/1/17(1)		4,845,338	4,957,858
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 8/1/17(1)		4,000,000	4,090,000
			17,486,484
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.03%, 8/25/17		3,975,079	3,989,748
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,447,797)			21,476,232
ASSET-BACKED SECURITIES(3) — 1.1%
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 8/1/17(1)		3,477,640	3,568,705
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 8/17/34(1)		2,825,000	2,838,244
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)		4,574,157	4,564,878
TOTAL ASSET-BACKED SECURITIES (Cost $10,950,101)			10,971,827
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 0.6%
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, 7/15/50 (Cost $5,453,715)		5,400,000	5,462,522
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $3,343,312), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $3,278,307)			3,278,228

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $3,801,935), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $3,725,035)		3,725,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,331	1,331
U.S. Treasury Bills, 0.64%, 8/10/17(4)(5)	4,620,000	4,618,910
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,623,837)		11,623,469
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $920,746,459)		960,742,889
OTHER ASSETS AND LIABILITIES — 1.6%		15,402,802
TOTAL NET ASSETS — 100.0%		$976,145,691

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ARS	30,552,168	USD	1,827,283	Goldman Sachs & Co.	9/21/17	(146,894)
USD	1,690,767	ARS	30,552,168	Goldman Sachs & Co.	9/21/17	10,379
AUD	2,463,363	USD	1,856,390	JPMorgan Chase Bank N.A.	9/21/17	113,093
AUD	6,208,269	USD	4,681,537	JPMorgan Chase Bank N.A.	9/21/17	282,035
AUD	197,718	USD	148,926	JPMorgan Chase Bank N.A.	9/21/17	9,151
AUD	445,389	USD	341,317	JPMorgan Chase Bank N.A.	9/21/17	14,776
AUD	2,794,552	USD	2,156,779	JPMorgan Chase Bank N.A.	9/21/17	77,493
AUD	323,821	USD	252,956	JPMorgan Chase Bank N.A.	9/21/17	5,942
USD	3,813,361	AUD	5,051,017	JPMorgan Chase Bank N.A.	9/21/17	(224,977)
USD	693,000	AUD	921,264	JPMorgan Chase Bank N.A.	9/21/17	(43,560)
USD	226,910	AUD	296,589	JPMorgan Chase Bank N.A.	9/21/17	(10,216)
USD	296,522	AUD	391,066	JPMorgan Chase Bank N.A.	9/21/17	(16,138)
USD	455,780	AUD	584,176	JPMorgan Chase Bank N.A.	9/21/17	(11,275)
BRL	6,257,270	USD	1,871,417	Goldman Sachs & Co.	9/21/17	117,288
USD	1,868,567	BRL	6,257,270	Goldman Sachs & Co.	9/21/17	(120,138)
USD	2,860,111	BRL	9,208,699	Morgan Stanley	9/21/17	(66,627)
CAD	9,089,715	USD	6,775,072	JPMorgan Chase Bank N.A.	9/21/17	520,845
CAD	1,167,833	USD	870,867	JPMorgan Chase Bank N.A.	9/21/17	66,501
CAD	340,354	USD	262,095	JPMorgan Chase Bank N.A.	9/21/17	11,092
CAD	430,444	USD	332,898	JPMorgan Chase Bank N.A.	9/21/17	12,600
CAD	2,453,181	USD	1,905,223	JPMorgan Chase Bank N.A.	9/21/17	63,838
CAD	918,395	USD	726,862	JPMorgan Chase Bank N.A.	9/21/17	10,294
CAD	785,809	USD	628,849	JPMorgan Chase Bank N.A.	9/21/17	1,885
USD	1,769,715	CAD	2,377,752	JPMorgan Chase Bank N.A.	9/21/17	(138,803)
USD	139,386	CAD	180,885	JPMorgan Chase Bank N.A.	9/21/17	(5,803)
USD	99,935	CAD	129,617	JPMorgan Chase Bank N.A.	9/21/17	(4,103)
USD	241,590	CAD	313,613	JPMorgan Chase Bank N.A.	9/21/17	(10,133)
USD	256,673	CAD	332,950	JPMorgan Chase Bank N.A.	9/21/17	(10,571)
USD	410,248	CAD	517,828	JPMorgan Chase Bank N.A.	9/21/17	(5,391)
USD	130,005	CAD	162,545	JPMorgan Chase Bank N.A.	9/21/17	(463)
USD	314,501	CAD	390,896	JPMorgan Chase Bank N.A.	9/21/17	746
CHF	1,209,595	USD	1,260,830	Credit Suisse AG	9/21/17	(5,974)
CHF	2,661,649	USD	2,757,009	Credit Suisse AG	9/21/17	4,235
USD	248,233	CHF	239,061	Credit Suisse AG	9/21/17	227
CLP	1,297,263,776	USD	1,941,140	Goldman Sachs & Co.	9/21/17	53,090
USD	4,577,128	CLP	3,062,327,196	Goldman Sachs & Co.	9/21/17	(130,461)
COP	14,484,461,702	USD	4,640,968	Goldman Sachs & Co.	9/21/17	181,860

COP	14,893,193,649	USD	4,934,789	Goldman Sachs & Co.	9/21/17	24,133
USD	202,207	CZK	4,692,416	Goldman Sachs & Co.	9/21/17	(11,552)
USD	200,044	CZK	4,631,290	Goldman Sachs & Co.	9/21/17	(10,930)
DKK	11,344,987	USD	1,722,180	JPMorgan Chase Bank N.A.	9/21/17	88,754
DKK	1,153,569	USD	178,585	JPMorgan Chase Bank N.A.	9/21/17	5,552
USD	90,786	DKK	600,302	JPMorgan Chase Bank N.A.	9/21/17	(5,037)
USD	90,559	DKK	591,545	JPMorgan Chase Bank N.A.	9/21/17	(3,865)
EUR	9,068,505	USD	10,342,857	JPMorgan Chase Bank N.A.	8/23/17	404,096
EUR	2,910,102	USD	3,323,284	JPMorgan Chase Bank N.A.	8/23/17	125,435
EUR	313,756	USD	359,163	JPMorgan Chase Bank N.A.	8/23/17	12,665
EUR	2,033,040	USD	2,328,916	JPMorgan Chase Bank N.A.	8/23/17	80,410
EUR	3,797,438	USD	4,344,838	JPMorgan Chase Bank N.A.	8/23/17	155,450
EUR	4,855,964	USD	5,581,154	JPMorgan Chase Bank N.A.	8/23/17	173,578
EUR	414,805	USD	480,550	JPMorgan Chase Bank N.A.	8/23/17	11,029
EUR	264,387	USD	305,442	JPMorgan Chase Bank N.A.	8/23/17	7,879
EUR	16,443,288	USD	19,216,531	JPMorgan Chase Bank N.A.	8/23/17	270,170
EUR	435,435	USD	507,324	JPMorgan Chase Bank N.A.	8/23/17	8,704
EUR	49,774	USD	58,105	JPMorgan Chase Bank N.A.	8/23/17	882
EUR	10,731,445	USD	12,690,835	JPMorgan Chase Bank N.A.	8/23/17	26,843
USD	680,274	EUR	595,869	JPMorgan Chase Bank N.A.	8/23/17	(25,882)
USD	1,792,623	EUR	1,562,934	JPMorgan Chase Bank N.A.	8/23/17	(59,587)
USD	1,345,816	EUR	1,170,877	JPMorgan Chase Bank N.A.	8/23/17	(41,774)
USD	818,563	EUR	702,360	JPMorgan Chase Bank N.A.	8/23/17	(13,793)
USD	230,168	EUR	196,660	JPMorgan Chase Bank N.A.	8/23/17	(2,891)
USD	825,703	EUR	708,089	JPMorgan Chase Bank N.A.	8/23/17	(13,443)
USD	1,444,175	EUR	1,227,274	JPMorgan Chase Bank N.A.	8/23/17	(10,249)
USD	2,658,807	EUR	2,252,804	JPMorgan Chase Bank N.A.	8/23/17	(10,959)
GBP	589,263	USD	763,326	Credit Suisse AG	9/21/17	15,455
GBP	22,640,023	USD	29,418,446	Credit Suisse AG	9/21/17	502,990
GBP	89,704	USD	116,489	Credit Suisse AG	9/21/17	2,065
GBP	39,577	USD	50,215	Credit Suisse AG	9/21/17	2,091
GBP	207,045	USD	265,408	Credit Suisse AG	9/21/17	8,226
GBP	214,530	USD	274,154	Credit Suisse AG	9/21/17	9,372
GBP	93,903	USD	118,840	Credit Suisse AG	9/21/17	5,263
GBP	245,286	USD	319,382	Credit Suisse AG	9/21/17	4,792
GBP	439,774	USD	569,714	Credit Suisse AG	9/21/17	11,498
GBP	556,916	USD	723,637	Credit Suisse AG	9/21/17	12,392
GBP	772,914	USD	1,002,234	Credit Suisse AG	9/21/17	19,262
GBP	92,595	USD	119,558	Credit Suisse AG	9/21/17	2,817
GBP	233,839	USD	301,182	Credit Suisse AG	9/21/17	7,864
GBP	781,796	USD	1,023,842	Credit Suisse AG	9/21/17	9,392
GBP	329,522	USD	430,239	Credit Suisse AG	9/21/17	5,263
GBP	295,664	USD	384,209	Credit Suisse AG	9/21/17	6,545
USD	2,314,553	GBP	1,813,856	Credit Suisse AG	9/21/17	(82,670)
USD	402,838	GBP	315,778	Credit Suisse AG	9/21/17	(14,500)
USD	207,676	GBP	161,960	Credit Suisse AG	9/21/17	(6,373)
USD	626,020	GBP	489,422	Credit Suisse AG	9/21/17	(20,809)
USD	443,977	GBP	342,182	Credit Suisse AG	9/21/17	(8,256)
USD	309,110	GBP	237,441	Credit Suisse AG	9/21/17	(4,697)
USD	159,651	GBP	122,481	Credit Suisse AG	9/21/17	(2,223)

USD	340,810	GBP	262,598	Credit Suisse AG	9/21/17	(6,243)
USD	1,926,875	GBP	1,487,670	Credit Suisse AG	9/21/17	(39,255)
USD	44,183	GBP	33,766	Credit Suisse AG	9/21/17	(442)
USD	262,238	GBP	200,988	Credit Suisse AG	9/21/17	(3,391)
USD	213,027	GBP	162,587	Credit Suisse AG	9/21/17	(1,851)
USD	146,221	GBP	111,877	Credit Suisse AG	9/21/17	(1,638)
USD	813,861	GBP	619,124	Credit Suisse AG	9/21/17	(4,383)
USD	1,193,451	GBP	903,863	Credit Suisse AG	9/21/17	(1,110)
USD	123,973	GBP	93,892	Credit Suisse AG	9/21/17	(116)
HKD	2,269,856	USD	291,997	Credit Suisse AG	9/21/17	(997)
HUF	2,744,284,225	USD	9,925,438	Goldman Sachs & Co.	9/21/17	782,343
HUF	767,702,433	USD	2,847,255	Goldman Sachs & Co.	9/21/17	148,204
HUF	373,523,226	USD	1,393,172	JPMorgan Chase Bank N.A.	9/21/17	64,259
HUF	1,267,822,913	USD	4,753,692	JPMorgan Chase Bank N.A.	9/21/17	193,161
USD	12,891,336	HUF	3,511,986,658	Goldman Sachs & Co.	9/21/17	(811,903)
USD	783,513	HUF	204,820,466	JPMorgan Chase Bank N.A.	9/21/17	(15,665)
IDR	25,286,786,875	USD	1,885,666	Goldman Sachs & Co.	9/22/17	3,475
ILS	14,601,158	USD	4,138,064	Goldman Sachs & Co.	9/25/17	(29,127)
USD	1,896,121	ILS	6,693,696	Goldman Sachs & Co.	9/25/17	12,437
INR	183,736,959	USD	2,824,984	Morgan Stanley	9/21/17	25,703
USD	957,902	INR	62,416,906	Morgan Stanley	9/21/17	(10,499)
USD	1,860,166	INR	121,320,053	Morgan Stanley	9/21/17	(22,120)
JPY	3,981,437,145	USD	35,251,427	Credit Suisse AG	8/23/17	894,947
JPY	182,866,335	USD	1,619,971	Credit Suisse AG	8/23/17	40,223
JPY	39,189,979	USD	345,171	Credit Suisse AG	8/23/17	10,624
JPY	43,883,689	USD	384,946	Credit Suisse AG	8/23/17	13,462
JPY	432,463,372	USD	3,840,016	Credit Suisse AG	8/23/17	86,200
JPY	122,140,802	USD	1,099,884	Credit Suisse AG	8/23/17	8,999
JPY	220,574,760	USD	1,969,405	Credit Suisse AG	8/23/17	33,132
JPY	80,591,284	USD	727,759	Credit Suisse AG	8/23/17	3,907
JPY	115,896,910	USD	1,049,921	Credit Suisse AG	8/23/17	2,275
USD	601,467	JPY	68,488,476	Credit Suisse AG	8/23/17	(20,321)
USD	528,725	JPY	60,122,435	Credit Suisse AG	8/23/17	(17,110)
USD	1,457,918	JPY	163,116,917	Credit Suisse AG	8/23/17	(22,976)
USD	534,428	JPY	59,438,804	Credit Suisse AG	8/23/17	(5,200)
USD	298,175	JPY	33,296,332	Credit Suisse AG	8/23/17	(4,114)
USD	871,254	JPY	96,525,359	Credit Suisse AG	8/23/17	(5,073)
USD	653,025	JPY	72,032,407	Credit Suisse AG	8/23/17	(937)
KRW	23,081,594,884	USD	20,554,428	Morgan Stanley	9/21/17	60,717
USD	956,686	KRW	1,079,811,034	Morgan Stanley	9/21/17	(7,739)
USD	1,892,992	KRW	2,155,738,988	Morgan Stanley	9/21/17	(32,390)
MXN	22,611,795	USD	1,219,435	JPMorgan Chase Bank N.A.	9/21/17	40,603
USD	1,969,566	MXN	36,117,984	JPMorgan Chase Bank N.A.	9/21/17	(43,101)
MYR	20,436,567	USD	4,809,736	Goldman Sachs & Co.	9/21/17	(42,975)
MYR	12,451,124	USD	2,912,544	Goldman Sachs & Co.	9/21/17	(8,361)
USD	2,742,110	MYR	11,865,110	Goldman Sachs & Co.	9/21/17	(25,387)
USD	1,041,375	MYR	4,476,352	Goldman Sachs & Co.	9/21/17	(2,719)
NOK	16,078,462	USD	1,901,426	JPMorgan Chase Bank N.A.	9/21/17	145,620
NOK	2,101,131	USD	251,046	JPMorgan Chase Bank N.A.	9/21/17	16,461
NOK	19,336,884	USD	2,314,572	JPMorgan Chase Bank N.A.	9/21/17	147,325

USD	25,880,560	NOK	218,594,521	JPMorgan Chase Bank N.A.	9/21/17	(1,950,036)
USD	750,595	NOK	6,336,412	JPMorgan Chase Bank N.A.	9/21/17	(56,132)
NZD	1,351,223	USD	971,732	JPMorgan Chase Bank N.A.	9/21/17	42,126
USD	7,511,915	NZD	10,468,591	JPMorgan Chase Bank N.A.	9/21/17	(342,947)
USD	1,167,562	NZD	1,607,490	JPMorgan Chase Bank N.A.	9/21/17	(38,581)
USD	610,334	NZD	821,816	JPMorgan Chase Bank N.A.	9/21/17	(6,296)
USD	4,837,787	NZD	6,469,706	JPMorgan Chase Bank N.A.	9/21/17	(16,605)
PEN	6,225,105	USD	1,889,373	Goldman Sachs & Co.	9/21/17	22,554
USD	1,897,898	PEN	6,225,105	Goldman Sachs & Co.	9/21/17	(14,029)
PHP	282,121,029	USD	5,534,715	Morgan Stanley	9/21/17	39,127
USD	5,659,399	PHP	282,121,029	Morgan Stanley	9/21/17	85,557
PLN	10,733,462	USD	2,873,732	Goldman Sachs & Co.	9/21/17	111,258
USD	1,816,852	PLN	6,763,949	Goldman Sachs & Co.	9/21/17	(64,212)
USD	4,732,833	PLN	17,393,123	Goldman Sachs & Co.	9/21/17	(104,218)
RUB	110,563,043	USD	1,913,186	Morgan Stanley	9/21/17	(83,707)
RUB	6,093,295	USD	101,413	Morgan Stanley	9/21/17	(588)
SEK	21,987,666	USD	2,539,321	JPMorgan Chase Bank N.A.	9/21/17	191,646
SEK	9,270,111	USD	1,068,806	JPMorgan Chase Bank N.A.	9/21/17	82,583
SEK	1,187,956	USD	143,587	JPMorgan Chase Bank N.A.	9/21/17	3,963
USD	125,745	SEK	1,089,529	JPMorgan Chase Bank N.A.	9/21/17	(9,579)
USD	610,374	SEK	5,126,583	JPMorgan Chase Bank N.A.	9/21/17	(26,371)
USD	61,443	SGD	84,804	JPMorgan Chase Bank N.A.	9/21/17	(1,179)
USD	213,719	THB	7,270,731	Goldman Sachs & Co.	9/21/17	(5,035)
USD	2,767,118	THB	92,626,509	Goldman Sachs & Co.	9/21/17	(19,728)
TRY	33,520,786	USD	9,210,272	Goldman Sachs & Co.	9/21/17	169,157
TRY	1,056,273	USD	286,630	Goldman Sachs & Co.	9/21/17	8,925
USD	4,860,431	TRY	17,520,249	Goldman Sachs & Co.	9/21/17	(41,899)
TWD	85,717,695	USD	2,806,276	Morgan Stanley	9/21/17	37,087
USD	5,713,880	TWD	171,759,234	Morgan Stanley	9/21/17	16,412
USD	1,413,091	ZAR	18,499,113	Goldman Sachs & Co.	9/21/17	20,768
USD	2,785,957	ZAR	36,684,089	Goldman Sachs & Co.	9/21/17	24,955
						1,899,130

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
165	Euro-Schatz 2-Year Bonds	September 2017	21,890,304	(13,038)
147	Korean Treasury 10-Year Bonds	September 2017	16,365,006	(127,013)
93	U.S. Treasury 5-Year Notes	September 2017	10,987,805	(6,748)
135	U.S. Treasury 10-Year Notes	September 2017	16,995,235	(31,945)
			66,238,350	(178,744)
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
37	Euro-Bund 10-Year Bonds	September 2017	7,093,510	104,182
359	Euro-Bobl 5-Year Bonds	September 2017	56,123,433	402,269
162	U.K. Gilt 10-Year Bonds	September 2017	26,935,877	484,951
8	U.S. Treasury Long Bonds	September 2017	1,223,750	3,232
21	U.S. Treasury 10-Year Ultra Notes	September 2017	2,835,984	6,843
			94,212,554	1,001,477

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 27	3,197,700	Sell	5.00	12/20/21	2.92	187,743	279,435

CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount ($)	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Unrealized Appreciation (Depreciation) ($)	Value ($)
CPURNSA	2,200,000	Receive	2.24	11/15/26	(38,981)	(38,457)
CPURNSA	2,200,000	Receive	2.28	11/16/26	(46,325)	(45,801)
CPURNSA	2,200,000	Receive	2.27	11/21/26	(45,463)	(44,939)
CPURNSA	11,500,000	Receive	2.17	5/10/27	(125,247)	(124,637)
					(256,016)	(253,834)

INTEREST RATE
Counterparty	Notional Amount (BRL)	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A	212,611,000	BZDIOVRA	Receive	9.60	1/2/19	(1,340,731)
Bank of America N.A	62,124,000	BZDIOVRA	Pay	10.78	1/2/23	1,253,370
Morgan Stanley	114,292,000	BZDIOVRA	Receive	8.71	1/2/19	(290,457)
Morgan Stanley	31,136,000	BZDIOVRA	Pay	10.24	1/2/23	308,970
						(68,848)

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	2,200,000	CPURNSA	Receive	2.26	11/15/26	(42,270)
Bank of America N.A.	2,200,000	CPURNSA	Receive	2.29	11/16/26	(48,074)
Bank of America N.A.	2,200,000	CPURNSA	Receive	2.28	11/21/26	(45,803)
Bank of America N.A.	1,800,000	CPURNSA	Receive	2.22	4/13/27	(32,024)
Barclays Bank plc	2,000,000	CPURNSA	Receive	2.25	11/15/26	(35,978)
Barclays Bank plc	2,000,000	CPURNSA	Receive	2.28	11/16/26	(42,476)
Barclays Bank plc	2,000,000	CPURNSA	Receive	2.26	11/21/26	(39,085)
Goldman Sachs & Co.	2,200,000	CPURNSA	Receive	2.25	11/15/26	(38,902)
Goldman Sachs & Co.	2,200,000	CPURNSA	Receive	2.28	11/16/26	(46,948)
Goldman Sachs & Co.	2,200,000	CPURNSA	Receive	2.28	11/21/26	(46,927)
						(418,487)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPURNSA	-	U.S. CPI Urban Consumers NSA Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $175,439,852, which represented 18.0% of total net assets.

(2)	Security is a zero-coupon bond.

(3)	Final maturity date indicated, unless otherwise noted.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,723,012.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	718,920,085	—
Corporate Bonds	—	192,288,754	—
Collateralized Mortgage Obligations	—	21,476,232	—
Asset-Backed Securities	—	10,971,827	—
Commercial Mortgage-Backed Securities	—	5,462,522	—
Temporary Cash Investments	1,331	11,622,138	—
	1,331	960,741,558	—
Other Financial Instruments
Futures Contracts	10,075	991,402	—
Swap Agreements	—	1,841,775	—
Forward Foreign Currency Exchange Contracts	—	7,168,432	—
	10,075	10,001,609	—
Liabilities
Other Financial Instruments
Futures Contracts	38,693	140,051	—
Swap Agreements	—	2,303,509	—
Forward Foreign Currency Exchange Contracts	—	5,269,302	—
	38,693	7,712,862	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$922,457,774
Gross tax appreciation of investments	$46,646,011
Gross tax depreciation of investments	(8,360,896)
Net tax appreciation (depreciation) of investments	$38,285,115

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 27, 2017